Domini Impact Equity Fund

Portfolio of Investments

April 30, 2022 (Unaudited)

Security	Shares	Value
Long Term Investments – 99.4%
Common Stocks – 99.4%
Communication Services – 9.3%
Alphabet, Inc., Class A (a)	19,050	$43,475,719
Altice USA, Inc., Class A (a)	8,300	77,024
AT&T, Inc.	240,385	4,533,661
Charter Communications, Inc., Class A (a)	3,758	1,610,265
Comcast Corp., Class A	151,021	6,004,595
Electronic Arts, Inc.	9,318	1,099,990
Lumen Technologies, Inc.	33,100	332,986
Match Group, Inc. (a)	9,100	720,265
Netflix, Inc. (a)	14,738	2,805,526
New York Times Co. (The), Class A	93,026	3,564,756
Omnicom Group, Inc.	6,700	510,071
Pinterest, Inc., Class A (a)	19,300	396,036
Roku, Inc. (a)	4,000	371,600
SoftBank Group Corp. ADR	75,970	1,562,703
Spotify Technology SA (a)	3,900	396,435
Take-Two Interactive Software, Inc. (a)	3,481	416,014
TELUS Corp.	45,694	1,142,807
T-Mobile US, Inc. (a)	22,000	2,709,080
Verizon Communications, Inc.	125,495	5,810,419
Walt Disney Co. (The) (a)	61,393	6,853,301
Warner Bros Discovery, Inc. (a)	58,153	1,055,477

		85,448,730

Consumer Discretionary – 12.1%
Advance Auto Parts, Inc.	2,057	410,639
Amazon.com, Inc. (a)	14,784	36,747,554
Aptiv PLC (a)	9,100	968,240
Best Buy Co., Inc.	7,049	633,917
BorgWarner, Inc.	8,400	309,372
Bright Horizons Family Solutions, Inc. (a)	2,000	228,480
Chegg, Inc. (a)	69,618	1,722,349
Chipotle Mexican Grill, Inc. (a)	917	1,334,794
Cie Generale des Etablissements Michelin SCA ADR	27,250	673,075
Dollar General Corp.	7,700	1,828,981
eBay, Inc.	20,400	1,059,168
Etsy, Inc. (a)	4,300	400,717
Garmin, Ltd.	5,246	575,696
Gildan Activewear, Inc.	6,800	230,384
Home Depot, Inc. (The)	35,251	10,589,401
Lowe’s Cos., Inc.	22,641	4,476,805
MercadoLibre, Inc. (a)	1,650	1,606,490
NIKE, Inc., Class B	42,649	5,318,330

0

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
NIO, Inc. ADR (a)	44,300	$739,810
NVR, Inc. (a)	110	481,383
O’Reilly Automotive, Inc. (a)	2,200	1,334,410
Peloton Interactive, Inc., Class A (a)	8,900	156,284
Sony Group Corp. ADR	41,555	3,575,808
Starbucks Corp.	38,967	2,908,497
Tapestry, Inc.	9,300	306,156
Target Corp.	16,151	3,692,926
Tesla, Inc. (a)	28,433	24,758,319
TJX Cos., Inc.	37,300	2,285,744
Ulta Beauty, Inc. (a)	1,798	713,446
VF Corp.	11,800	613,600
Williams-Sonoma, Inc.	2,600	339,248

		111,020,023

Consumer Staples – 6.3%
AppHarvest, Inc. (a)	262,185	1,077,580
Campbell Soup Co.	6,491	306,505
Church & Dwight Co., Inc.	8,212	801,163
Clorox Co. (The)	4,100	588,227
Colgate-Palmolive Co.	28,025	2,159,326
Costco Wholesale Corp.	14,903	7,924,223
Estee Lauder Cos., Inc. (The), Class A	7,177	1,895,159
General Mills, Inc.	19,999	1,414,529
JM Smucker Co. (The)	3,346	458,168
Keurig Dr Pepper, Inc.	29,000	1,084,600
Kimberly-Clark Corp.	11,318	1,571,278
Kraft Heinz Co. (The)	22,123	943,103
Kroger Co. (The)	22,311	1,203,902
Lamb Weston Holdings, Inc.	4,900	323,890
L’Oreal SA ADR	41,200	2,989,884
McCormick & Co., Inc.	8,800	885,016
Mondelez International, Inc., Class A	46,347	2,988,455
PepsiCo, Inc.	46,531	7,989,838
Procter & Gamble Co. (The)	80,625	12,944,344
SunOpta, Inc. (a)	314,322	1,725,628
Sysco Corp.	16,503	1,410,676
Unilever PLC ADR	85,685	3,963,788
Walgreens Boots Alliance, Inc.	24,248	1,028,115

		57,677,397

Financials – 9.7%
Aflac, Inc.	20,315	1,163,643
AGNC Investment Corp.	18,200	199,836
Allstate Corp.	9,100	1,151,514

1

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Shares	Value
Financials (Continued)
American Express Co.	18,948	$3,310,405
Annaly Capital Management, Inc.	47,900	307,518
Aon PLC, Class A	6,800	1,958,332
Banco do Brasil SA ADR	49,300	331,296
Bank of America Corp.	237,054	8,458,087
Bank of Montreal	21,231	2,251,335
Bank of New York Mellon Corp. (The)	24,200	1,017,852
Bank of Nova Scotia (The)	38,466	2,435,667
BlackRock, Inc.	4,734	2,957,235
Canadian Imperial Bank of Commerce	14,600	1,614,030
Capital One Financial Corp.	13,718	1,709,537
Cboe Global Markets, Inc.	3,700	418,026
Charles Schwab Corp. (The)	50,878	3,374,738
Chubb, Ltd.	12,587	2,598,586
Cincinnati Financial Corp.	5,111	626,915
Citigroup, Inc.	66,408	3,201,530
CME Group, Inc.	11,998	2,631,641
Comerica, Inc.	4,654	381,163
Discover Financial Services	9,700	1,090,862
DNB Bank ASA ADR	30,840	599,838
East West Bancorp, Inc.	4,800	342,240
Equitable Holdings, Inc.	13,200	380,556
Everest Re Group, Ltd.	1,300	357,123
FactSet Research Systems, Inc.	1,300	524,537
Fifth Third Bancorp	23,456	880,304
First Republic Bank	6,100	910,242
Hartford Financial Services Group, Inc. (The)	11,293	789,720
Huntington Bancshares, Inc.	47,600	625,940
Intercontinental Exchange, Inc.	18,595	2,153,487
Invesco, Ltd.	13,803	253,699
KeyCorp	30,900	596,679
London Stock Exchange Group PLC ADR	47,500	1,170,875
M&T Bank Corp.	4,300	716,552
Markel Corp. (a)	450	608,976
MarketAxess Holdings, Inc.	1,300	342,693
Marsh & McLennan Cos., Inc.	17,030	2,753,751
MetLife, Inc.	20,900	1,372,712
Moody’s Corp.	5,314	1,681,775
Morgan Stanley	46,659	3,760,249
MSCI, Inc.	2,705	1,139,481
Nasdaq, Inc.	3,900	613,743
Northern Trust Corp.	6,600	680,130
PNC Financial Services Group, Inc. (The)	14,049	2,333,539
Principal Financial Group, Inc.	8,700	592,818

2

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Shares	Value
Financials (Continued)
Progressive Corp. (The)	19,858	$2,131,955
Prudential Financial, Inc.	12,761	1,384,696
Raymond James Financial, Inc.	6,450	628,617
Regions Financial Corp.	31,528	653,260
S&P Global, Inc.	11,558	4,351,587
T Rowe Price Group, Inc.	7,411	911,849
Toronto-Dominion Bank (The)	60,017	4,335,628
Travelers Cos., Inc. (The)	8,216	1,405,429
Truist Financial Corp.	44,202	2,137,167
US Bancorp	44,916	2,181,121

		89,492,716

Health Care – 13.9%
AbbVie, Inc.	59,552	8,746,998
ABIOMED, Inc. (a)	1,400	401,212
Agilent Technologies, Inc.	10,000	1,192,700
Alcon, Inc.	16,562	1,179,380
Align Technology, Inc. (a)	2,500	724,775
Alnylam Pharmaceuticals, Inc. (a)	4,100	547,063
Amgen, Inc.	18,819	4,388,403
Becton Dickinson and Co.	9,451	2,336,193
Biogen, Inc. (a)	4,967	1,030,354
BioMarin Pharmaceutical, Inc. (a)	6,300	512,505
Bio-Rad Laboratories, Inc., Class A (a)	700	358,442
Bio-Techne Corp.	1,300	493,597
Bristol-Myers Squibb Co.	73,501	5,532,420
Catalent, Inc. (a)	5,900	534,304
Cerner Corp.	9,823	919,826
Cooper Cos., Inc. (The)	1,700	613,768
CSL, Ltd. ADR	33,100	3,153,437
Danaher Corp.	21,915	5,503,514
DENTSPLY SIRONA, Inc.	7,516	300,565
DexCom, Inc. (a)	11,750	4,800,815
Edwards Lifesciences Corp. (a)	20,672	2,186,684
Embecta Corp. (a)	1,930	58,730
Exact Sciences Corp. (a)	32,211	1,773,215
Genmab A/S ADR (a)	21,800	766,924
Gilead Sciences, Inc.	41,946	2,489,076
GlaxoSmithKline PLC ADR	84,025	3,804,652
Guardant Health, Inc. (a)	3,300	203,610
Henry Schein, Inc. (a)	4,800	389,280
Hologic, Inc. (a)	80,421	5,789,508
IDEXX Laboratories, Inc. (a)	2,819	1,213,523
Illumina, Inc. (a)	5,349	1,586,781

3

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Shares	Value
Health Care (Continued)
Incyte Corp. (a)	6,500	$487,240
Inspire Medical Systems, Inc. (a)	15,677	3,225,699
Insulet Corp. (a)	2,300	549,677
Intuitive Surgical, Inc. (a)	12,000	2,871,600
Koninklijke Philips NV	29,076	749,579
Masimo Corp. (a)	1,800	203,346
Merck & Co., Inc.	84,935	7,532,885
Mettler-Toledo International, Inc. (a)	790	1,009,249
Moderna, Inc. (a)	11,200	1,505,392
Neurocrine Biosciences, Inc. (a)	3,100	279,093
Novo Nordisk A/S ADR	55,078	6,278,892
Organon & Co.	8,823	285,247
PerkinElmer, Inc.	3,900	571,779
Pfizer, Inc.	188,670	9,258,037
QIAGEN N.V. (a)	7,600	344,812
Quest Diagnostics, Inc.	4,115	550,752
Regeneron Pharmaceuticals, Inc. (a)	3,442	2,268,657
ResMed, Inc.	4,946	989,052
Sanofi ADR	73,016	3,815,086
Seagen, Inc. (a)	36,816	4,823,264
STERIS PLC	3,300	739,365
Stryker Corp.	11,228	2,708,867
Teladoc Health, Inc. (a)	26,633	899,130
Teleflex, Inc.	1,500	428,430
Thermo Fisher Scientific, Inc.	13,288	7,347,201
Veeva Systems, Inc., Class A (a)	4,506	819,867
Vertex Pharmaceuticals, Inc. (a)	8,643	2,361,440
Waters Corp. (a)	1,963	594,828
West Pharmaceutical Services, Inc.	2,500	787,650

		127,818,370

Industrials – 5.9%
ABB, Ltd. ADR	57,600	1,720,512
Allegion PLC	3,100	354,144
Ameresco, Inc., Class A (a)	114,019	5,751,118
AO Smith Corp.	4,500	262,935
Assa Abloy AB ADR	66,242	832,662
Brambles, Ltd. ADR	25,600	379,648
Carrier Global Corp.	29,200	1,117,484
CH Robinson Worldwide, Inc.	4,200	445,830
Cintas Corp.	3,000	1,191,780
Copart, Inc. (a)	7,100	806,915
CoStar Group, Inc. (a)	12,910	821,334
Cummins, Inc.	4,741	896,950

4

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Deere & Co.	9,345	$3,528,205
Deutsche Post AG ADR	32,837	1,397,543
Donaldson Co., Inc.	4,000	196,160
Emerson Electric Co.	20,126	1,814,963
Expeditors International of Washington, Inc.	5,900	584,513
Fastenal Co.	19,358	1,070,691
Fortune Brands Home & Security, Inc.	4,800	342,000
Generac Holdings, Inc. (a)	2,100	460,698
Graco, Inc.	5,700	353,514
Hubbell, Inc.	1,800	351,648
IAA, Inc. (a)	4,400	161,260
IDEX Corp.	2,600	493,532
Illinois Tool Works, Inc.	9,452	1,863,084
Ingersoll Rand, Inc.	12,969	570,117
JB Hunt Transport Services, Inc.	2,800	478,380
JetBlue Airways Corp. (a)	10,288	113,271
Lennox International, Inc.	1,200	255,828
Masco Corp.	8,100	426,789
Nidec Corp. ADR	68,956	1,122,604
Nordson Corp.	1,800	388,242
Old Dominion Freight Line, Inc.	3,500	980,420
Otis Worldwide Corp.	14,300	1,041,612
Owens Corning	3,133	284,884
PACCAR, Inc.	10,600	880,330
Pentair PLC	5,500	279,125
Plug Power, Inc. (a)	19,000	399,380
RELX PLC ADR	64,900	1,911,305
Rockwell Automation, Inc.	3,972	1,003,605
Schneider Electric SE ADR	94,300	2,684,721
Siemens AG ADR	55,236	3,373,262
Snap-on, Inc.	1,700	361,233
Stanley Black & Decker, Inc.	5,654	679,328
Toro Co. (The)	3,700	296,481
Trane Technologies PLC	7,707	1,078,132
Trex Co., Inc. (a)	4,000	232,760
United Parcel Service, Inc., Class B	24,593	4,426,248
United Rentals, Inc. (a)	2,500	791,300
Vestas Wind Systems A/S ADR	98,600	844,016
Westinghouse Air Brake Technologies Corp.	6,191	556,633
Wolters Kluwer NV ADR	8,700	876,699
WW Grainger, Inc.	1,470	735,044
Xylem, Inc.	6,300	507,150

		54,778,022

5

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Shares	Value
Information Technology – 36.2%
Accenture PLC, Class A	22,200	$6,667,992
Adobe, Inc. (a)	15,861	6,280,163
Advanced Micro Devices, Inc. (a)	54,450	4,656,564
Analog Devices, Inc.	17,611	2,718,786
Apple, Inc.	519,396	81,882,779
Applied Materials, Inc.	29,802	3,288,651
ASML Holding NV	13,600	7,667,272
Atlassian Corp. PLC, Class A (a)	4,600	1,034,218
Autodesk, Inc. (a)	20,177	3,819,102
Automatic Data Processing, Inc.	14,168	3,091,174
Broadcom, Inc.	13,313	7,380,594
Cadence Design Systems, Inc. (a)	9,384	1,415,576
Cerence, Inc. (a)	64,444	1,901,098
Cisco Systems, Inc.	127,891	6,264,101
Crowdstrike Holdings, Inc., Class A (a)	6,600	1,311,816
DocuSign, Inc. (a)	19,689	1,594,809
Dropbox, Inc., Class A (a)	10,500	228,375
Enphase Energy, Inc. (a)	48,960	7,902,144
First Solar, Inc. (a)	2,900	211,787
Fiserv, Inc. (a)	20,600	2,017,152
Five9, Inc. (a)	2,300	253,230
Infineon Technologies AG ADR	40,000	1,135,600
Intel Corp.	136,879	5,966,556
International Business Machines Corp.	30,166	3,988,247
Intuit, Inc.	9,322	3,903,587
KLA Corp.	5,110	1,631,419
Lam Research Corp.	4,700	2,189,072
Mastercard, Inc., Class A	28,952	10,520,578
Micron Technology, Inc.	37,400	2,550,306
Microsoft Corp.	252,461	70,062,977
NetApp, Inc.	7,708	564,611
NortonLifeLock, Inc.	18,400	460,736
NVIDIA Corp.	80,908	15,006,007
Okta, Inc. (a)	5,000	596,550
Palo Alto Networks, Inc. (a)	14,480	8,127,334
Paychex, Inc.	10,931	1,385,286
Paycom Software, Inc. (a)	1,700	478,499
PayPal Holdings, Inc. (a)	39,200	3,446,856
QUALCOMM, Inc.	38,000	5,308,220
Roper Technologies, Inc.	3,557	1,671,505
salesforce.com, Inc. (a)	32,234	5,671,250
ServiceNow, Inc. (a)	6,700	3,203,270
Shopify, Inc., Class A (a)	3,800	1,621,916
Snowflake, Inc., Class A (a)	8,900	1,525,816

6

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
Splunk, Inc. (a)	5,200	$634,504
STMicroelectronics NV, Class Y	120,949	4,429,152
Synopsys, Inc. (a)	5,043	1,446,282
Texas Instruments, Inc.	31,152	5,303,628
Twilio, Inc., Class A (a)	5,600	626,192
Ultra Clean Holdings, Inc. (a)	75,874	2,364,993
Visa, Inc., Class A	55,500	11,828,715
VMware, Inc., Class A	6,696	723,436
WEX, Inc. (a)	1,516	252,020
Workday, Inc., Class A (a)	6,500	1,343,550
Zoom Video Communications, Inc., Class A (a)	20,047	1,996,080

		333,552,133

Materials – 2.3%
Air Liquide SA ADR	79,500	2,739,570
Air Products and Chemicals, Inc.	7,359	1,722,521
AptarGroup, Inc.	2,100	241,143
Avery Dennison Corp.	2,900	523,740
CRH PLC ADR	25,800	1,021,164
Ecolab, Inc.	8,648	1,464,452
International Paper Co.	12,300	569,244
Linde PLC	17,030	5,312,679
Novozymes A/S ADR	6,937	482,607
Nucor Corp.	9,492	1,469,172
PPG Industries, Inc.	8,042	1,029,296
Sherwin-Williams Co. (The)	7,992	2,197,480
Smurfit Kappa Group PLC ADR	8,400	354,564
Steel Dynamics, Inc.	6,400	548,800
Vulcan Materials Co.	4,344	748,428
Westrock Co.	8,885	440,074

		20,864,934

Real Estate – 3.1%
Alexandria Real Estate Equities, Inc.	5,286	962,898
American Tower Corp.	15,209	3,665,673
Boston Properties, Inc.	4,946	581,650
CBRE Group, Inc., Class A (a)	10,822	898,659
Crown Castle International Corp.	14,622	2,708,141
Digital Realty Trust, Inc.	9,592	1,401,583
Duke Realty Corp.	12,900	706,275
Equinix, Inc.	3,031	2,179,531
Equity LifeStyle Properties, Inc.	5,700	440,496
Essex Property Trust, Inc.	2,200	724,394
Extra Space Storage, Inc.	4,500	855,000
Federal Realty Investment Trust	2,500	292,650

7

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Shares	Value
Real Estate (Continued)
Host Hotels & Resorts, Inc.	23,922	$486,813
Kilroy Realty Corp.	3,700	259,000
Mid-America Apartment Communities, Inc.	3,800	747,384
Prologis, Inc.	24,895	3,990,419
Public Storage	5,077	1,886,105
Realty Income Corp.	18,921	1,312,361
SBA Communications Corp.	3,607	1,252,026
Simon Property Group, Inc.	11,100	1,309,800
UDR, Inc.	10,169	541,092
Ventas, Inc.	13,063	725,650
WP Carey, Inc.	6,300	508,851
Zillow Group, Inc., Class A (a)	7,100	274,415

		28,710,866

Utilities – 0.6%
Alliant Energy Corp.	8,600	505,766
Consolidated Edison, Inc.	12,061	1,118,537
Eversource Energy	11,458	1,001,429
Fortis, Inc.	15,700	763,805
National Grid PLC ADR	24,419	1,810,913
SSE PLC ADR	36,700	851,440

		6,051,890

Total Investments –99.4% (Cost $596,881,391)		915,415,081
Other Assets, less liabilities – 0.6%		5,159,417

Net Assets – 100.0%		$920,574,498

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

8

Domini International Opportunities Fund

Portfolio of Investments

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Long Term Investments – 98.4%
Common Stocks – 98.4%
Australia – 3.4%
APA Group	Utilities	3,442	$27,817
ASX, Ltd.	Diversified Financials	558	33,932
Brambles, Ltd.	Commercial & Professional Services	4,200	31,194
Cochlear, Ltd.	Health Care Equipment & Services	726	117,614
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,410	270,660
Dexus	Real Estate	3,114	24,488
Fortescue Metals Group, Ltd.	Materials	5,170	78,588
GPT Group (The)	Real Estate	5,564	19,894
IDP Education, Ltd.	Consumer Services	603	11,252
Magellan Financial Group, Ltd.	Diversified Financials	418	4,756
Mirvac Group	Real Estate	11,458	19,478
Reece, Ltd.	Capital Goods	859	10,497
Stockland	Real Estate	6,310	18,370
Transurban Group	Transportation	8,991	90,808

			759,348

Austria – 0.3%
Erste Group Bank AG	Banks	939	29,236
Mondi PLC	Materials	1,410	26,447
Verbund AG	Utilities	192	20,523

			76,206

Belgium – 0.4%
Elia Group SA	Utilities	83	13,212
Etablissements Franz Colruyt NV	Food & Staples Retailing	147	5,398
KBC Group NV	Banks	819	55,718
Umicore SA	Materials	559	21,490

			95,818

Brazil – 0.6%
MercadoLibre, Inc. (a)	Retailing	143	139,229

			139,229

Canada – 2.3%
Fortis, Inc.	Utilities	1,379	67,447
Saputo, Inc.	Food, Beverage & Tobacco	800	17,189
SunOpta, Inc. (a)	Food, Beverage & Tobacco	9,279	50,942

9

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Canada (Continued)
Toronto-Dominion Bank (The)	Banks	5,239	$380,366

			515,944

China – 1.0%
BYD Co., Ltd., Class H	Automobiles & Components	5,360	156,002
NIO, Inc. ADR (a)	Automobiles & Components	3,920	65,464

			221,466

Denmark – 4.4%
Ambu A/S, Class B	Health Care Equipment & Services	498	6,555
Chr Hansen Holding A/S	Materials	300	23,372
Coloplast A/S, Class B	Health Care Equipment & Services	359	48,367
Demant A/S (a)	Health Care Equipment & Services	284	12,480
DSV A/S	Transportation	558	91,484
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	189	66,459
GN Store Nord A/S	Health Care Equipment & Services	366	13,736
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	4,753	542,909
Novozymes A/S, Class B	Materials	594	41,407
Orsted A/S	Utilities	522	57,748
Rockwool A/S, Class B	Capital Goods	35	9,789
Vestas Wind Systems A/S	Capital Goods	2,941	74,997

			989,303

Finland – 1.4%
Kesko OYJ, Class B	Food & Staples Retailing	981	24,698
Kone OYJ, Class B	Capital Goods	1,032	49,616
Nokia Oyj (a)	Technology Hardware & Equipment	15,443	78,297
Nordea Bank Abp	Banks	9,834	98,307
Sampo OYJ, Class A	Insurance	1,201	58,318

			309,236

France – 8.6%
Adevinta ASA (a)	Media & Entertainment	793	6,168
Aeroports de Paris (a)	Transportation	95	13,438
Air Liquide SA	Materials	1,389	240,308

10

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
France (Continued)
Amundi SA	Diversified Financials	179	$10,763
BioMerieux	Health Care Equipment & Services	119	11,329
BNP Paribas SA	Banks	3,298	171,006
Capgemini SE	Software & Services	469	95,479
Carrefour SA	Food & Staples Retailing	1,450	30,751
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	476	58,957
Credit Agricole SA	Banks	4,363	47,112
Edenred	Software & Services	727	36,511
Eiffage SA	Capital Goods	232	22,910
Gecina SA	Real Estate	160	18,024
Getlink SE	Transportation	1,123	20,550
Hermes International	Consumer Durables & Apparel	99	122,073
Kering SA	Consumer Durables & Apparel	213	113,331
Legrand SA	Capital Goods	768	68,056
L’Oreal SA	Household & Personal Products	707	257,214
Nexans SA	Capital Goods	804	73,234
Orange SA	Telecommunication Services	5,860	69,766
Rexel SA (a)	Capital Goods	857	17,555
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	3,180	336,110
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	70	22,906
SEB SA	Consumer Durables & Apparel	85	10,207
Unibail-Rodamco-Westfield (a)	Real Estate	300	21,172
Valeo	Automobiles & Components	568	10,327
Worldline SA (a)	Software & Services	622	24,472

			1,929,729

Germany – 9.0%
adidas AG	Consumer Durables & Apparel	498	100,426
Allianz SE	Insurance	1,156	260,833
Aroundtown SA	Real Estate	2,864	14,402

11

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Germany (Continued)
Beiersdorf AG	Household & Personal Products	283	$28,425
Carl Zeiss Meditec AG	Health Care Equipment & Services	104	13,063
Deutsche Boerse AG	Diversified Financials	532	92,618
Deutsche Post AG	Transportation	2,852	121,844
Encavis AG	Utilities	5,804	126,705
Henkel AG & Co. KGaA	Household & Personal Products	494	31,350
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,463	98,291
Knorr-Bremse AG	Capital Goods	189	13,478
LEG Immobilien SE	Real Estate	207	21,224
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	376	69,758
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	631	150,267
Puma SE	Consumer Durables & Apparel	289	21,264
SAP SE	Software & Services	2,933	297,248
Sartorius AG, Pfd Shares	Health Care Equipment & Services	104	38,993
Siemens AG	Capital Goods	2,386	293,371
Siemens Energy AG (a)	Capital Goods	1,260	24,270
Siemens Healthineers AG	Health Care Equipment & Services	800	42,776
Symrise AG	Materials	374	44,504
Vonovia SE	Real Estate	2,269	90,399
Zalando SE (a)	Retailing	647	25,457

			2,020,966

Hong Kong – 2.5%
AIA Group, Ltd.	Insurance	35,494	348,722
Hong Kong Exchanges & Clearing, Ltd.	Diversified Financials	3,731	158,283
Techtronic Industries Co., Ltd.	Capital Goods	4,232	56,495

			563,500

Hungary – 0.1%
OTP Bank Nyrt (a)	Banks	637	18,999

			18,999

Ireland – 1.0%
Bank of Ireland Group PLC (a)	Banks	2,802	16,982
CRH PLC	Materials	2,247	89,340

12

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Ireland (Continued)
Kerry Group PLC, Class A	Food, Beverage & Tobacco	456	$50,511
Kingspan Group plc	Capital Goods	444	41,331
Smurfit Kappa Group PLC	Materials	749	31,649

			229,813

Italy – 0.8%
A2A S.p.A.	Utilities	4,467	7,632
Amplifon S.p.A.	Health Care Equipment & Services	361	14,402
DiaSorin SpA	Health Care Equipment & Services	54	7,074
Hera SpA	Utilities	2,430	9,063
Intesa Sanpaolo SpA	Banks	50,263	102,422
Terna—Rete Elettrica Nazionale	Utilities	4,109	33,513

			174,106

Japan – 20.7%
Aeon Co., Ltd.	Food & Staples Retailing	2,077	39,539
Asahi Intecc Co., Ltd.	Health Care Equipment & Services	663	12,833
Asahi Kasei Corp.	Materials	3,872	31,821
Canon, Inc.	Technology Hardware & Equipment	3,000	69,142
Central Japan Railway Co.	Transportation	521	65,695
Chiba Bank, Ltd. (The)	Banks	1,900	10,968
Daifuku Co., Ltd.	Capital Goods	364	22,419
Dai-ichi Life Holdings, Inc.	Insurance	2,705	54,255
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,540	139,723
Daiwa House Industry Co., Ltd.	Real Estate	1,753	42,212
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	840	36,643
FANUC Corp.	Capital Goods	590	90,555
Fast Retailing Co., Ltd.	Retailing	169	77,938
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	1,075	59,192
Fukuoka Financial Group, Inc.	Banks	500	9,151
Hankyu Hanshin Holdings, Inc.	Transportation	642	16,972
Hoya Corp.	Health Care Equipment & Services	1,129	112,230
Kao Corp.	Household & Personal Products	1,346	54,035
Keio Corp.	Transportation	352	13,523

13

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Keyence Corp.	Technology Hardware & Equipment	582	$234,355
Kose Corp.	Household & Personal Products	96	9,872
Kuraray Co., Ltd.	Materials	900	7,210
Kurita Water Industries, Ltd.	Capital Goods	2,546	87,004
Lasertec Corp.	Semiconductors & Semiconductor Equipment	236	31,582
Lixil Corp.	Capital Goods	778	13,706
Makita Corp.	Capital Goods	743	21,997
Mitsubishi Estate Co., Ltd.	Real Estate	3,416	49,842
Mitsui Fudosan Co., Ltd.	Real Estate	2,551	54,155
MS&AD Insurance Group Holdings, Inc.	Insurance	1,335	39,805
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	1,833	109,442
Nidec Corp.	Capital Goods	1,464	94,803
Nintendo Co., Ltd.	Media & Entertainment	363	165,945
Nippon Paint Holdings Co., Ltd.	Materials	2,616	20,757
Nippon Prologis REIT, Inc.	Real Estate	6	16,634
Nippon Telegraph & Telephone Corp.	Telecommunication Services	6,466	190,865
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	222	15,469
Nitto Denko Corp.	Materials	471	31,666
Nomura Holdings, Inc.	Diversified Financials	8,705	33,574
NTT Data Corp.	Software & Services	1,828	33,760
Omron Corp.	Technology Hardware & Equipment	591	34,900
Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,185	30,494
Oriental Land Co., Ltd.	Consumer Services	617	93,489
ORIX Corp.	Diversified Financials	3,529	64,472
Otsuka Corp.	Software & Services	300	9,848
Rakuten Group, Inc.	Retailing	2,507	17,653
Recruit Holdings Co., Ltd.	Commercial & Professional Services	4,082	148,347
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	3,343	35,756
Resona Holdings, Inc.	Banks	21,740	94,692

14

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	274	$19,174
Santen Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,109	9,036
Sekisui House, Ltd.	Consumer Durables & Apparel	1,713	29,801
Shimano, Inc.	Consumer Durables & Apparel	247	43,837
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	914	50,926
Shiseido Co., Ltd.	Household & Personal Products	1,125	53,269
Shizuoka Bank, Ltd. (The)	Banks	1,400	9,073
SMC Corp.	Capital Goods	193	93,610
SoftBank Group Corp.	Telecommunication Services	3,304	136,120
Sony Group Corp.	Consumer Durables & Apparel	3,665	316,818
Sumitomo Realty & Development Co., Ltd.	Real Estate	874	23,224
Sysmex Corp.	Health Care Equipment & Services	479	31,473
Terumo Corp.	Health Care Equipment & Services	2,111	62,938
Tobu Railway Co., Ltd.	Transportation	528	11,888
Tokio Marine Holdings, Inc.	Insurance	1,766	95,644
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	461	194,840
Tokyu Corp.	Transportation	1,598	19,574
Toray Industries, Inc.	Materials	4,316	20,489
TOTO, Ltd.	Capital Goods	399	13,468
Toyota Motor Corp.	Automobiles & Components	32,170	552,106
Unicharm Corp.	Household & Personal Products	1,129	39,345
Welcia Holdings Co., Ltd.	Food & Staples Retailing	272	5,585
Yaskawa Electric Corp.	Capital Goods	705	23,978
Yokogawa Electric Corp.	Technology Hardware & Equipment	764	12,200
Z Holdings Corp.	Media & Entertainment	7,673	30,173

			4,649,529

15

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Luxembourg – 0.2%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	375	$34,852

			34,852

Netherlands – 8.1%
Aalberts NV	Capital Goods	275	13,363
ABN AMRO Bank NV	Banks	2,738	34,037
Adyen N.V. (a)(b)	Software & Services	78	130,829
Akzo Nobel NV	Materials	484	41,985
Alfen Beheer BV (a)	Capital Goods	1,376	123,748
Arcadis N.V.	Capital Goods	3,615	150,831
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,176	667,425
Basic-Fit N.V. (a)	Consumer Services	3,456	144,797
ING Groep NV	Banks	11,088	105,050
JDE Peet’s NV	Food, Beverage & Tobacco	271	7,973
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,969	87,573
Koninklijke DSM NV	Materials	505	84,895
Koninklijke KPN NV	Telecommunication Services	9,338	32,222
Koninklijke Philips NV	Health Care Equipment & Services	2,554	66,739
NN Group NV	Insurance	776	38,010
Signify NV	Capital Goods	362	15,315
Wolters Kluwer NV	Commercial & Professional Services	757	76,444

			1,821,236

New Zealand – 0.3%
Contact Energy, Ltd.	Utilities	2,240	11,831
Meridian Energy, Ltd.	Utilities	3,308	10,094
Spark New Zealand, Ltd.	Telecommunication Services	5,364	17,055
Xero Ltd. (a)	Software & Services	382	25,336

			64,316

Norway – 0.6%
DNB Bank ASA	Banks	2,579	50,311
Kahoot! ASA (a)	Media & Entertainment	24,130	58,557
Orkla ASA	Food, Beverage & Tobacco	2,162	17,662
Schibsted ASA, Class A	Media & Entertainment	433	9,084

16

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Norway (Continued)
Storebrand ASA	Insurance	1,289	$11,272

			146,886

Singapore – 1.0%
DBS Group Holdings, Ltd.	Banks	3,957	96,142
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	3,598	133,025

			229,167

South Africa – 0.4%
Clicks Group, Ltd.	Food & Staples Retailing	540	10,612
FirstRand, Ltd.	Diversified Financials	10,937	47,031
Nedbank Group, Ltd.	Banks	1,156	16,119
Sanlam, Ltd.	Insurance	4,843	20,032

			93,794

South Korea – 0.1%
Coupang Inc. (a)	Retailing	1,988	25,586

			25,586

Spain – 2.5%
Acciona SA	Utilities	68	13,311
Aena SME SA (a)	Transportation	201	28,524
Amadeus IT Group SA (a)	Software & Services	1,317	82,527
Banco Bilbao Vizcaya Argentaria SA	Banks	18,858	98,953
Banco Santander SA	Banks	49,680	145,182
Bankinter SA	Banks	1,818	10,699
CaixaBank SA	Banks	12,659	40,862
EDP Renovaveis SA	Utilities	700	16,567
Grifols SA	Pharmaceuticals, Biotechnology & Life Sciences	1,310	21,941
Red Electrica Corp. SA	Utilities	1,181	23,778
Siemens Gamesa Renewable Energy SA (a)	Capital Goods	652	10,385
Telefonica SA	Telecommunication Services	14,894	72,454

			565,183

Sweden – 3.5%
Assa Abloy AB, Class B	Capital Goods	2,843	72,040
Autoliv, Inc.	Automobiles & Components	282	20,778
Axfood AB	Food & Staples Retailing	2,452	72,884
Castellum AB	Real Estate	670	13,304
Essity AB, Class B	Household & Personal Products	1,842	48,705
Fabege AB	Real Estate	753	9,164

17

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Sweden (Continued)
H & M Hennes & Mauritz AB, Class B	Retailing	2,047	$25,838
Industrivarden AB, Class A	Diversified Financials	794	20,398
Investment AB Latour, Class B	Capital Goods	392	10,413
Kinnevik AB, Class B (a)	Diversified Financials	718	14,090
MIPS AB	Consumer Durables & Apparel	1,661	118,278
Nibe Industrier AB, Class B	Capital Goods	4,681	46,017
Sagax AB, Class B	Real Estate	544	13,933
Samhallsbyggnadsbolaget i Norden AB	Real Estate	24,277	76,461
Sandvik AB	Capital Goods	3,118	59,176
Sinch AB (a)	Software & Services	2,011	8,911
Skandinaviska Enskilda Banken AB, Class A	Banks	4,329	48,675
SKF AB, Class B	Capital Goods	1,153	18,882
SSAB AB, Class A	Materials	2,181	13,889
Svenska Cellulosa AB SCA, Class B	Materials	1,834	35,588
Svenska Handelsbanken AB, Class A	Banks	4,388	44,377

			791,801

Switzerland – 7.0%
ABB, Ltd.	Capital Goods	4,938	148,470
Adecco Group AG	Commercial & Professional Services	491	18,989
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	67,435
EMS-Chemie Holding AG	Materials	20	17,881
Geberit AG	Capital Goods	101	57,722
Kuehne + Nagel International AG	Transportation	164	45,978
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	218	128,818
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,870	608,410
Sika AG	Materials	448	137,141
Sonova Holding AG	Health Care Equipment & Services	154	55,657
Straumann Holding AG	Health Care Equipment & Services	290	34,263
Swisscom AG	Telecommunication Services	74	43,851
Temenos AG	Software & Services	183	18,513
Zurich Insurance Group AG	Insurance	441	201,208

			1,584,336

18

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom – 8.9%
3i Group PLC	Diversified Financials	2,794	$45,654
Abrdn PLC	Diversified Financials	6,365	14,923
Barratt Developments PLC	Consumer Durables & Apparel	2,954	18,045
Berkeley Group Holdings PLC	Consumer Durables & Apparel	312	15,799
Bunzl PLC	Capital Goods	984	37,904
Burberry Group PLC	Consumer Durables & Apparel	1,159	22,838
Compass Group PLC	Consumer Services	5,229	110,170
Dr. Martens PLC	Consumer Durables & Apparel	1,555	4,059
Farfetch Ltd., Class A (a)	Retailing	900	10,080
Halma PLC	Technology Hardware & Equipment	1,192	36,532
Hiscox, Ltd.	Insurance	993	11,773
Informa PLC (a)	Media & Entertainment	4,373	30,974
Intermediate Capital Group PLC	Diversified Financials	834	15,935
Intertek Group PLC	Commercial & Professional Services	469	29,180
J Sainsbury PLC	Food & Staples Retailing	5,841	17,016
Johnson Matthey PLC	Materials	539	14,804
Just Eat Takeaway.com NV (a)	Retailing	560	15,211
Kingfisher PLC	Retailing	5,946	18,722
Land Securities Group PLC	Real Estate	2,165	20,273
Legal & General Group PLC	Insurance	17,466	54,359
Linde PLC	Materials	1,505	469,500
London Stock Exchange Group PLC	Diversified Financials	1,050	103,361
National Grid PLC	Utilities	10,695	158,649
Next PLC	Retailing	354	26,474
Ocado Group PLC (a)	Food & Staples Retailing	1,464	16,717
Pennon Group PLC	Utilities	760	10,545
Schroders PLC	Diversified Financials	414	14,592
Segro PLC	Real Estate	3,511	58,690
Spirax-Sarco Engineering PLC	Capital Goods	214	32,242
SSE PLC	Utilities	3,119	72,329
Taylor Wimpey PLC	Consumer Durables & Apparel	10,366	16,278

19

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom (Continued)
Unilever PLC	Household & Personal Products	7,383	$342,704
Vodafone Group PLC	Telecommunication Services	79,035	119,470
Wise PLC, Class A (a)	Software & Services	1,277	6,248

			1,992,050

United States – 9.3%
Alliant Energy Corp.	Utilities	700	41,167
Autodesk, Inc. (a)	Software & Services	507	95,965
Campbell Soup Co.	Food, Beverage & Tobacco	553	26,113
Clorox Co. (The)	Household & Personal Products	377	54,088
Consolidated Edison, Inc.	Utilities	1,051	97,469
Copart, Inc. (a)	Commercial & Professional Services	652	74,100
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	927	149,618
Eversource Energy	Utilities	952	83,205
Ferguson PLC	Capital Goods	640	80,163
General Mills, Inc.	Food, Beverage & Tobacco	1,781	125,970
GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	14,933	336,107
Kroger Co. (The)	Food & Staples Retailing	2,000	107,920
McCormick & Co., Inc.	Food, Beverage & Tobacco	813	81,763
Nucor Corp.	Materials	802	124,133
Oatly Group AB ADR (a)	Food, Beverage & Tobacco	1,700	6,052
Pentair PLC	Capital Goods	506	25,680
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	700	31,759
Schneider Electric SE	Capital Goods	1,631	233,998
Spotify Technology SA (a)	Media & Entertainment	357	36,289
Swiss Re AG	Insurance	843	69,282
Tesla, Inc. (a)	Automobiles & Components	199	173,281
Zoom Video Communications, Inc., Class A (a)	Software & Services	334	33,256

			2,087,378

20

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Warrant – 0.0%
Australia – 0.0%
Magellan Financial Group, Ltd. (Exp. 04/16/2027) (a)	Diversified Financials	52	$58

			58

Total Investments –98.4% (Cost $23,959,875)			22,129,835
Other Assets, less liabilities – 1.6%			356,605

Net Assets – 100.0%			$22,486,440

(a)	Non-income producing security.
(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities was $130,829, representing 0.6% of net assets.

Abbreviations

ADR — American Depositary Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

21

Domini Sustainable Solutions Fund

Portfolio of Investments

April 30, 2022 (Unaudited)

Security	Shares	Value
Long Term Investments – 93.6%
Common Stocks – 93.6%
Communication Services – 3.1%
New York Times Co. (The), Class A	22,439	$859,863

		859,863

Consumer Discretionary – 12.5%
Basic-Fit N.V. (a)	13,185	552,414
Chegg, Inc. (a)	12,141	300,368
Levi Strauss & Co., Class A	34,422	623,383
MIPS AB	6,170	439,358
Tesla, Inc. (a)	1,592	1,386,250
YETI Holdings, Inc. (a)	4,199	205,205

		3,506,978

Consumer Staples – 2.0%
AppHarvest, Inc. (a)	64,789	266,283
SunOpta, Inc. (a)	53,093	291,480

		557,763

Financials – 15.5%
Amalgamated Financial Corp.	21,663	381,052
Amundi SA	6,332	380,743
East West Bancorp, Inc.	6,445	459,529
Federal Agricultural Mortgage Corp., Class C	8,788	900,155
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,548	1,083,064
Resona Holdings, Inc.	127,579	555,688
Storebrand ASA	66,277	579,575

		4,339,806

Health Care – 20.1%
Align Technology, Inc. (a)	826	239,465
Cochlear, Ltd.	4,781	774,532
DexCom, Inc. (a)	1,833	748,927
Exact Sciences Corp. (a)	5,231	287,967
GlaxoSmithKline PLC	36,098	812,480
Hologic, Inc. (a)	14,562	1,048,318
Inspire Medical Systems, Inc. (a)	2,992	615,634
Seagen, Inc. (a)	6,577	861,653
Teladoc Health, Inc. (a)	7,239	244,389

		5,633,365

Industrials – 10.9%
Alfen Beheer BV (a)	6,140	552,192
Ameresco, Inc., Class A (a)	14,018	707,068
Arcadis N.V.	7,687	320,730
Kurita Water Industries, Ltd.	20,297	693,608
Nexans SA	3,521	320,719

22

Domini Sustainable Solutions Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Shares	Value
Industrials (Continued)
TOMRA Systems ASA	6,175	$244,471
Watts Water Technologies, Inc., Class A	1,800	229,428

		3,068,216

Information Technology – 21.7%
ASML Holding NV	1,604	904,287
Autodesk, Inc. (a)	2,788	527,713
Crowdstrike Holdings, Inc., Class A (a)	1,308	259,978
Enphase Energy, Inc. (a)	8,021	1,294,589
Halma PLC	8,311	254,715
Palo Alto Networks, Inc. (a)	2,553	1,432,948
STMicroelectronics NV	20,152	745,060
Wolfspeed, Inc. (a)	2,955	271,003
Zoom Video Communications, Inc., Class A (a)	3,852	383,544

		6,073,837

Real Estate – 7.0%
Alexandria Real Estate Equities, Inc.	2,746	500,211
American Tower Corp.	1,812	436,728
Kilroy Realty Corp.	6,258	438,060
Samhallsbyggnadsbolaget i Norden AB	183,371	577,534

		1,952,533

Utilities – 0.8%
Encavis AG	10,149	221,559

		221,559

Total Investments –93.6% (Cost $26,964,763)		26,213,920
Other Assets, less liabilities – 6.4%		1,805,158

Net Assets – 100.0%		$28,019,078

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)

United States	59.7%
Netherlands	8.3%
Germany	4.7%
Japan	4.5%
Sweden	3.6%
Norway	2.9%
Australia	2.8%
Singapore	2.7%
France	2.5%

23

Domini Sustainable Solutions Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)

Canada	1.0%
United Kingdom	0.9%
Total	93.6%

See Notes to Portfolio of Investments

24

Domini Impact International Equity Fund

Portfolio of Investments

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Long Term Investments – 98.8%
Common Stocks – 98.8%
Australia – 6.9%
Bendigo & Adelaide Bank, Ltd.	Banks	305,470	$2,290,747
BlueScope Steel, Ltd.	Materials	814,833	11,650,557
Charter Hall Group	Real Estate	638,021	6,896,864
Fortescue Metals Group, Ltd.	Materials	1,691,907	25,718,294
Goodman Group	Real Estate	636,499	10,655,296
Harvey Norman Holdings, Ltd.	Retailing	1,050,628	3,764,121
IDP Education, Ltd.	Consumer Services	358,591	6,690,970
IGO, Ltd.	Materials	1,272,986	11,641,626
JB Hi-Fi, Ltd.	Retailing	279,182	10,399,886
Mirvac Group	Real Estate	6,693	11,377
SEEK, Ltd.	Media & Entertainment	79,250	1,561,946
WiseTech Global, Ltd.	Software & Services	252,894	7,885,920

			99,167,604

Austria – 0.4%
Raiffeisen Bank International AG	Banks	124,707	1,419,578
voestalpine AG	Materials	155,877	4,056,366

			5,475,944

Belgium – 0.4%
D’ieteren Group	Retailing	23,747	3,811,694
Elia Group SA	Utilities	10,256	1,632,533

			5,444,227

Brazil – 0.8%
Banco do Brasil SA	Banks	323,400	2,169,409
Cia Paranaense de Energia	Utilities	1,711,100	2,570,693
Itausa SA	Banks	3,413,570	6,348,487
Raia Drogasil SA	Food & Staples Retailing	2,380	10,059

			11,098,648

China – 1.7%
Alibaba Group Holding, Ltd. (a)	Retailing	202,400	2,469,077
CSPC Pharmaceutical Group, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	2,262,000	2,312,796
Daqo New Energy Corp. ADR (a)	Semiconductors & Semiconductor Equipment	39,229	1,630,750
Lenovo Group, Ltd.	Technology Hardware & Equipment	7,092,000	6,887,097
SITC International Holdings Co. Ltd.	Transportation	3,308,000	10,998,533

			24,298,253

Denmark – 1.4%
Demant A/S (a)	Health Care Equipment & Services	47,727	2,097,262
ISS A/S (a)	Commercial & Professional Services	204,665	3,359,332
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	179	20,446
Pandora A/S	Consumer Durables & Apparel	160,727	14,112,658

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Denmark (Continued)
Vestas Wind Systems A/S	Capital Goods	290	$7,395

			19,597,093

Finland – 0.7%
Kesko OYJ, Class B	Food & Staples Retailing	382,330	9,625,712

			9,625,712

France – 8.0%
Amundi SA	Diversified Financials	28,187	1,694,885
BNP Paribas SA	Banks	487,256	25,264,893
Carrefour SA	Food & Staples Retailing	943,180	20,002,552
Credit Agricole SA	Banks	844,634	9,120,410
Eiffage SA	Capital Goods	40,163	3,966,043
Kering SA	Consumer Durables & Apparel	18	9,577
L’Oreal SA	Household & Personal Products	7,398	2,691,465
Publicis Groupe SA	Media & Entertainment	227,406	13,652,699
Rexel SA (a)	Capital Goods	323,879	6,634,551
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	296,584	31,347,411

			114,384,486

Germany – 6.3%
adidas AG	Consumer Durables & Apparel	33	6,655
Deutsche Telekom AG	Telecommunication Services	304,221	5,604,100
Evonik Industries AG	Materials	245,927	6,432,558
GEA Group AG	Capital Goods	152,450	5,934,337
Henkel AG & Co. KGaA, Pfd Shs	Household & Personal Products	83,853	5,384,310
HUGO BOSS AG	Consumer Durables & Apparel	240,749	13,501,901
LEG Immobilien SE	Real Estate	86,696	8,888,984
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	151,052	28,024,265
Nemetschek SE	Software & Services	68,259	5,416,648
Scout24 SE	Media & Entertainment	45,022	2,847,565
Telefonica Deutschland Holding AG	Telecommunication Services	2,168,044	6,520,456
Wacker Chemie AG	Materials	8,668	1,375,334

			89,937,113

Hong Kong – 0.7%
Swire Properties, Ltd.	Real Estate	691,800	1,658,118
Techtronic Industries Co., Ltd.	Capital Goods	676,500	9,030,964

			10,689,082

Hungary – 0.1%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	100,312	2,001,142

			2,001,142

India – 0.4%
Adani Green Energy, Ltd. (a)	Utilities	56,424	2,107,960
Cipla, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	249,385	3,179,031

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
India (Continued)
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	250	$13,484

			5,300,475

Ireland – 1.1%
Bank of Ireland Group PLC (a)	Banks	626,638	3,797,868
CRH PLC	Materials	318,402	12,584,789

			16,382,657

Israel – 0.8%
Check Point Software Technologies, Ltd. (a)	Software & Services	90,176	11,388,327

			11,388,327

Italy – 3.0%
Amplifon S.p.A.	Health Care Equipment & Services	245,344	9,787,965
Banco BPM SpA	Banks	3,929,668	12,381,191
Intesa Sanpaolo SpA	Banks	6,378,912	12,998,415
Moncler SpA	Consumer Durables & Apparel	55,118	2,871,300
Pirelli & C Spa	Automobiles & Components	350,918	1,739,151
Unipol Gruppo SpA	Insurance	521,545	2,843,786

			42,621,808

Japan – 23.0%
Aisin Corp.	Automobiles & Components	64,000	1,862,321
Alps Alpine Co., Ltd.	Technology Hardware & Equipment	150,000	1,330,096
Benefit One, Inc.	Commercial & Professional Services	308,800	4,689,926
Benesse Holdings, Inc.	Consumer Services	136,482	2,391,972
Brother Industries, Ltd.	Technology Hardware & Equipment	174,675	3,040,816
Canon, Inc.	Technology Hardware & Equipment	554,900	12,788,963
Central Japan Railway Co.	Transportation	80	10,088
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	400	8,373
Dai-ichi Life Holdings, Inc.	Insurance	1,185,500	23,777,862
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	6,544
Fast Retailing Co., Ltd.	Retailing	23,800	10,975,843
GungHo Online Entertainment, Inc.	Media & Entertainment	170,314	3,480,572
Hachijuni Bank, Ltd. (The)	Banks	488,522	1,613,691
Hino Motors, Ltd.	Capital Goods	708,300	3,662,306
Hoya Corp.	Health Care Equipment & Services	140,569	13,973,513
Kao Corp.	Household & Personal Products	690,500	27,720,107
Kose Corp.	Household & Personal Products	66,587	6,847,231
Lixil Corp.	Capital Goods	121,100	2,133,479
M3, Inc.	Health Care Equipment & Services	76,800	2,456,596
Medipal Holdings Corp.	Health Care Equipment & Services	330,857	5,457,726
MISUMI Group, Inc.	Capital Goods	283,400	7,117,853
Mitsubishi Estate Co., Ltd.	Real Estate	1,648,225	24,048,827
Mitsubishi HC Capital, Inc.	Diversified Financials	448,200	2,020,010
Mitsui Fudosan Co., Ltd.	Real Estate	405,000	8,597,707
MS&AD Insurance Group Holdings, Inc.	Insurance	310	9,243

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Nihon M&A Center Holdings, Inc.	Commercial & Professional Services	774,100	$9,547,938
Nikon Corp.	Consumer Durables & Apparel	585,900	6,594,578
Nintendo Co., Ltd.	Media & Entertainment	60,877	27,829,803
Nippon Electric Glass Co., Ltd.	Technology Hardware & Equipment	221,775	4,471,835
Nissan Motor Co., Ltd. (a)	Automobiles & Components	252,800	1,013,776
Nomura Real Estate Holdings, Inc.	Real Estate	430	10,495
NTN Corp. (a)	Capital Goods	5,300	8,480
ORIX Corp.	Diversified Financials	630	11,510
Otsuka Corp.	Software & Services	84,700	2,780,404
Panasonic Corp.	Consumer Durables & Apparel	200,400	1,789,168
Persol Holdings Co., Ltd.	Commercial & Professional Services	116,400	2,313,165
Pola Orbis Holdings, Inc.	Household & Personal Products	434,500	5,017,715
Recruit Holdings Co., Ltd.	Commercial & Professional Services	468,700	17,033,401
Ricoh Co., Ltd.	Technology Hardware & Equipment	1,237,200	9,048,910
Seiko Epson Corp.	Technology Hardware & Equipment	335,700	4,737,029
Seino Holdings Co., Ltd.	Transportation	276,620	2,263,447
Shimamura Co., Ltd.	Retailing	49,019	4,354,630
Shiseido Co., Ltd.	Household & Personal Products	276,400	13,087,506
Sony Group Corp.	Consumer Durables & Apparel	170	14,696
Sumitomo Realty & Development Co., Ltd.	Real Estate	219,200	5,824,691
Sundrug Co., Ltd.	Food & Staples Retailing	105,496	2,460,244
Sysmex Corp.	Health Care Equipment & Services	35,300	2,319,436
T&D Holdings, Inc.	Insurance	59,300	763,295
Taisho Pharmaceutical Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	29,600	1,167,817
Toho Gas Co., Ltd.	Utilities	143,549	3,373,113
TOPPAN, Inc.	Commercial & Professional Services	540	8,941
Toyo Seikan Group Holdings, Ltd.	Materials	137,427	1,488,930
Trend Micro, Inc.	Software & Services	64,500	3,602,289
USS Co., Ltd.	Retailing	188,000	3,135,028
Yamato Holdings Co., Ltd.	Transportation	565,300	10,595,446
Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	240,500	2,978,027
ZOZO, Inc.	Retailing	462,700	9,703,851

			329,371,259

Mexico – 0.4%
America Movil SAB de CV, Class L ADR	Telecommunication Services	131,560	2,556,211
Gruma SAB de C.V., Class B	Food, Beverage & Tobacco	116,795	1,390,884
Grupo Aeroportuario del Sureste SAB de CV ADR	Transportation	10,829	2,363,104

			6,310,199

Netherlands – 5.6%
Aegon NV	Insurance	2,629,099	13,631,036
ASML Holding NV	Semiconductors & Semiconductor Equipment	67,224	38,152,207
ASR Nederland NV	Insurance	65,165	2,961,663

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Netherlands (Continued)
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	877,776	$25,890,849

			80,635,755

Norway – 1.1%
Norsk Hydro ASA	Materials	1,019,623	8,620,020
Orkla ASA	Food, Beverage & Tobacco	165,021	1,348,113
Storebrand ASA	Insurance	619,820	5,420,165

			15,388,298

Singapore – 1.9%
DBS Group Holdings, Ltd.	Banks	1,048,356	25,471,521
United Overseas Bank, Ltd.	Banks	73,200	1,569,263

			27,040,784

South Africa – 1.1%
Aspen Pharmacare Holdings, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	403,387	4,339,096
Clicks Group, Ltd.	Food & Staples Retailing	37,187	730,797
Foschini Group, Ltd. (The)	Retailing	158,583	1,392,893
Nedbank Group, Ltd.	Banks	428,519	5,975,013
Shoprite Holdings, Ltd.	Food & Staples Retailing	241,095	3,477,154

			15,914,953

South Korea – 0.5%
LG Innotek Co., Ltd.	Technology Hardware & Equipment	24,577	6,668,675

			6,668,675

Spain – 2.7%
Banco Bilbao Vizcaya Argentaria SA	Banks	3,452,377	18,115,488
Banco de Sabadell SA	Banks	15,332,367	11,899,054
Banco Santander SA	Banks	873,669	2,553,165
Fluidra SA	Capital Goods	39,155	1,059,698
Red Electrica Corp. SA	Utilities	256,546	5,165,361

			38,792,766

Sweden – 2.0%
Alfa Laval AB	Capital Goods	208,765	5,826,726
Elekta AB, Class B	Health Care Equipment & Services	268,439	1,812,828
Essity AB, Class B	Household & Personal Products	318	8,408
Getinge AB, Class B	Health Care Equipment & Services	351,380	10,191,737
H & M Hennes & Mauritz AB, Class B	Retailing	484	6,109
Husqvarna AB, Class B	Capital Goods	112,942	1,082,502
Skanska AB, Class B	Capital Goods	126,856	2,429,686
Swedish Orphan Biovitrum AB (a)	Pharmaceuticals, Biotechnology & Life Sciences	156,425	3,299,454
Trelleborg AB, Class B	Capital Goods	223,935	4,924,787

			29,582,237

Switzerland – 12.1%
ABB, Ltd.	Capital Goods	530,620	15,954,071
Kuehne + Nagel International AG	Transportation	5,153	1,444,651

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
Switzerland (Continued)
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	19,858	$11,734,281
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	532,936	47,197,041
PSP Swiss Property AG	Real Estate	32,770	4,139,002
Sika AG	Materials	102,212	31,289,019
Sonova Holding AG	Health Care Equipment & Services	19,435	7,023,932
Straumann Holding AG	Health Care Equipment & Services	64,263	7,592,457
Swatch Group AG	Consumer Durables & Apparel	27,311	7,024,334
Swiss Life Holding AG	Insurance	34,313	20,106,735
Swisscom AG	Telecommunication Services	16,178	9,586,760
VAT Group AG	Capital Goods	35,457	10,990,984

			174,083,267

Taiwan – 1.9%
Acer, Inc.	Technology Hardware & Equipment	1,850,000	1,716,349
Asustek Computer, Inc.	Technology Hardware & Equipment	329,000	3,957,316
China Development Financial Holding Corp.	Insurance	11,772,000	7,099,012
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	194,277	2,570,007
Realtek Semiconductor Corp. (a)	Semiconductors & Semiconductor Equipment	83,000	1,126,270
Taishin Financial Holding Co., Ltd.	Banks	8,513,000	5,568,451
Unimicron Technology Corp.	Technology Hardware & Equipment	766,000	5,372,819

			27,410,224

Thailand – 0.5%
Kasikornbank PCL	Banks	1,690,400	7,438,869

			7,438,869

United Kingdom – 10.4%
3i Group PLC	Diversified Financials	331,612	5,418,498
Ashtead Group PLC	Capital Goods	339,833	17,544,577
Aviva PLC	Insurance	271,270	1,453,141
Berkeley Group Holdings PLC (a)	Consumer Durables & Apparel	39,216	1,985,814
CNH Industrial NV	Capital Goods	1,006,500	14,258,367
Dechra Pharmaceuticals PLC	Pharmaceuticals, Biotechnology & Life Sciences	96,394	4,361,355
Experian PLC	Commercial & Professional Services	188,412	6,496,597
Halma PLC	Technology Hardware & Equipment	171,133	5,244,873
Inchcape PLC	Retailing	380,831	3,402,264
J Sainsbury PLC	Food & Staples Retailing	3,388,967	9,872,840
JD Sports Fashion PLC (a)	Retailing	1,234,620	2,031,098
Kingfisher PLC	Retailing	315,400	993,094
Man Group PLC/Jersey	Diversified Financials	1,187,166	3,454,663
Marks & Spencer Group PLC (a)	Food & Staples Retailing	2,009,401	3,424,969
Next PLC	Retailing	19,026	1,422,850
Pennon Group PLC	Utilities	610,435	8,469,605
Rightmove PLC	Media & Entertainment	728,721	5,593,064
Sage Group PLC (The)	Software & Services	409,127	3,748,569
Segro PLC	Real Estate	922,334	15,417,867

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom (Continued)
Travis Perkins PLC	Capital Goods	116,312	$1,771,289
Unilever PLC	Household & Personal Products	237	11,001
Vodafone Group PLC	Telecommunication Services	21,400,029	32,348,530

			148,724,925

United States – 2.9%
CyberArk Software, Ltd. (a)	Software & Services	13,019	2,045,806
Ferguson PLC	Capital Goods	151,352	18,957,546
GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	163,906	3,689,135
Parade Technologies, Ltd.	Semiconductors & Semiconductor Equipment	38,000	1,807,150
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	332,282	15,075,634

			41,575,271

Total Investments – 98.8% (Cost $ 1,479,122,822)			1,416,350,053
Other Assets, less liabilities – 1.2%			16,555,048

Net Assets – 100.0%			$1,432,905,101

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

1.ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities that are primarily traded on foreign exchanges are valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship.

Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees.

At least annually, Domini Impact Investments LLC (Domini) reviews and performs due diligence with respect to the pricing methodologies employed by any independent pricing service approved by the Funds’ Board of Trustees and utilized on behalf of the Funds. As part of this due diligence, Do-mini reviews each pricing service provider’s policies, procedures, and quality controls. Domini also tests certain valuations provided by the Funds’ pricing services with those received from other vendors, if available, and performs back testing, as applicable. Domini provides an annual due diligence report to the Funds’ Board of Trustees including its determination of whether the pricing methodology employed by such pricing service requires adjustments.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$85,448,730	$—	$—	$85,448,730
Consumer Discretionary	111,020,023	—	—	111,020,023
Consumer Staples	57,677,397	—	—	57,677,397
Financials	89,492,716	—	—	89,492,716
Health Care	127,818,370	—	—	127,818,370
Industrials	54,778,022	—	—	54,778,022
Information Technology	333,552,133	—	—	333,552,133
Materials	20,864,934	—	—	20,864,934
Real Estate	28,710,866	—	—	28,710,866
Utilities	6,051,890	—	—	6,051,890

Total	$915,415,081	$—	$—	$915,415,081

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$—	$759,348	$—	$759,348
Austria	—	76,206	—	76,206
Belgium	—	95,818	—	95,818
Brazil	139,229	—	—	139,229
Canada	515,944	—	—	515,944
China	65,464	156,002	—	221,466
Denmark	—	989,303	—	989,303
Finland	—	309,236	—	309,236
France	—	1,929,729	—	1,929,729
Germany	—	2,020,966	—	2,020,966
Hong Kong	—	563,500	—	563,500
Hungary	—	18,999	—	18,999
Ireland	50,511	179,302	—	229,813
Italy	—	174,106	—	174,106
Japan	—	4,649,529	—	4,649,529
Luxembourg	—	34,852	—	34,852
Netherlands	—	1,821,236	—	1,821,236
New Zealand	—	64,316	—	64,316

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Norway	—	146,886	—	146,886
Singapore	—	229,167	—	229,167
South Africa	10,612	83,182	—	93,794
South Korea	25,586	—	—	25,586
Spain	—	565,183	—	565,183
Sweden	93,662	698,139	—	791,801
Switzerland	—	1,584,336	—	1,584,336
United Kingdom	479,580	1,512,470	—	1,992,050
United States	1,367,828	719,550	—	2,087,378

Total	$2,748,416	$19,381,361	$—	$22,129,777

Warrant
Australia	58	—	—	58

Total	$2,748,474	$19,381,361	$—	$22,129,835

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$859,863	$—	$—	$859,863
Consumer Discretionary	2,515,206	991,772	—	3,506,978
Consumer Staples	557,763	—	—	557,763
Financials	1,740,736	2,599,070	—	4,339,806
Health Care	4,046,353	1,587,012	—	5,633,365
Industrials	936,496	2,131,720	—	3,068,216
Information Technology	5,074,062	999,775	—	6,073,837
Real Estate	1,374,999	577,534	—	1,952,533
Utilities	—	221,559	—	221,559

Total	$17,105,478	$9,108,442	$—	$26,213,920

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$—	$99,167,604	$—	$99,167,604
Austria	—	5,475,944	—	5,475,944
Belgium	—	5,444,227	—	5,444,227
Brazil	11,098,648	—	—	11,098,648
China	1,630,750	22,667,503	—	24,298,253
Denmark	—	19,597,093	—	19,597,093
Finland	—	9,625,712	—	9,625,712
France	—	114,384,486	—	114,384,486
Germany	—	89,937,113	—	89,937,113
Hong Kong	—	10,689,082	—	10,689,082
Hungary	—	2,001,142	—	2,001,142
India	—	5,300,475	—	5,300,475
Ireland	—	16,382,657	—	16,382,657
Israel	11,388,327	—	—	11,388,327
Italy	—	42,621,808	—	42,621,808
Japan	—	329,371,259	—	329,371,259
Mexico	6,310,199	—	—	6,310,199
Netherlands	—	80,635,755	—	80,635,755
Norway	—	15,388,298	—	15,388,298
Singapore	—	27,040,784	—	27,040,784
South Africa	6,462,786	9,452,167	—	15,914,953
South Korea	—	6,668,675	—	6,668,675
Spain	—	38,792,766	—	38,792,766
Sweden	—	29,582,237	—	29,582,237
Switzerland	—	174,083,267	—	174,083,267
Taiwan	—	27,410,224	—	27,410,224
Thailand	—	7,438,869	—	7,438,869
United Kingdom	—	148,724,925	—	148,724,925
United States	17,121,440	24,453,831	—	41,575,271

Total	$54,012,150	$1,362,337,903	$—	$1,416,350,053

Domini Impact Bond Fund

Portfolio of Investments

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 108.4%
Mortgage Backed Securities – 50.6%
Agency Collateralized Mortgage Obligations – 5.5%
CHNGE Mortgage Trust 2022-2, Series 2, Class A1, 3.757%, 3/25/67 (a)(b)	700,600	$684,287
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	91,886	92,796
Series 3800, Class CB, 3.500%, 2/15/26	167,002	168,843
Series 3806, Class L, 3.500%, 2/15/26	549,523	555,368
Series 3877, Class LM, 3.500%, 6/15/26	340,322	343,935
Series 4961, Class JB, 2.500%, 12/15/42	209,832	198,639
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	368,000	367,415
Series 2019-6, Class GJ, 3.000%, 2/25/49	88,020	86,625
Series 2020-1, Class AC, 3.500%, 8/25/58	283,582	281,831
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 5.018%, (1 Month USD-LIBOR + 4.35%), 5/25/29 (b)	118,229	123,674
Series 2017-C01, Class 1M2, 4.218%, (1 Month USD-LIBOR + 3.55%), 7/25/29 (b)	69,129	71,659
Freddie Mac Multiclass Certificates
Series 2021-ML12, Class XUS, 1.219%, 7/25/41 (b)	1,200,759	139,336
Series 2021-P011, Class X1, 1.842%, 9/25/45 (b)	2,313,744	328,087
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.757%, 11/25/29 (b)	8,914,166	365,467
Series K111, Class X1, 1.681%, 5/25/30 (b)	1,449,812	147,658
Series K112, Class X1, 1.536%, 5/25/30 (b)	1,502,235	141,033
Series K113, Class X1, 1.490%, 6/25/30 (b)	2,549,763	230,022
Series K114, Class X1, 1.212%, 6/25/30 (b)	2,348,284	173,310
Series K119, Class X1, 1.026%, 9/25/30 (b)	4,968,375	311,610
Series K121, Class X1, 1.120%, 10/25/30 (b)	659,648	44,967
Series K122, Class X1, 0.973%, 11/25/30 (b)	364,277	21,862
Series K124, Class X1, 0.812%, 12/25/30 (b)	1,466,790	74,236
Series K740, Class X1, 0.844%, 9/25/27 (b)	1,295,584	44,788
Series KG03, Class X1, 1.483%, 6/25/30 (b)	3,210,000	285,806
Series KG04, Class X1, 0.940%, 11/25/30 (b)	2,417,323	140,312
Series KG05, Class X1, 0.402%, 1/25/31 (b)	2,465,000	58,039
Series KG06, Class X1, 0.626%, 10/25/31 (b)	2,298,480	94,088
Series KSG1, Class X1, 1.257%, 9/25/30 (b)	4,063,898	309,993
Series Q014, Class X, 2.797%, 10/25/55 (b)	2,143,844	446,033
FREMF Mortgage Trust
Series 2017-K64, Class B, 4.123%, 5/25/50 (a)(b)	70,000	68,627
Series 2017-K65, Class B, 4.215%, 7/25/50 (a)(b)	155,000	152,099
Series 2017-K66, Class B, 4.174%, 7/25/27 (a)(b)	136,000	134,056
Series 2017-K67, Class B, 4.080%, 9/25/49 (a)(b)	85,000	83,523
Series 2017-K67, Class C, 4.080%, 9/25/49 (a)(b)	100,000	97,143

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2017-K68, Class B, 3.972%, 10/25/49 (a)(b)	90,000	$87,369
Series 2017-K69, Class C, 3.854%, 10/25/49 (a)(b)	40,000	37,846
Series 2017-K71, Class B, 3.881%, 11/25/50 (a)(b)	220,000	213,982
Series 2017-K71, Class C, 3.881%, 11/25/50 (a)(b)	65,000	62,319
Series 2017-K725, Class B, 4.016%, 2/25/50 (a)(b)	100,000	99,992
Series 2017-K726, Class B, 4.136%, 7/25/49 (a)(b)	175,000	174,450
Series 2017-K729, Class B, 3.797%, 11/25/49 (a)(b)	250,000	247,889
Series 2017-K729, Class C, 3.797%, 11/25/49 (a)(b)	90,000	88,405
Series 2018-K154, Class B, 4.160%, 11/25/32 (a)(b)	67,000	62,344
Series 2018-K77, Class B, 4.303%, 5/25/51 (a)(b)	700,000	697,033
Series 2018-K85, Class C, 4.464%, 12/25/50 (a)(b)	550,000	537,566
Series 2018-KW07, Class B, 4.222%, 10/25/31 (a)(b)	461,000	440,936
Series 2019-100, Class C, 3.613%, 11/25/52 (a)(b)	700,000	646,876
Series 2019-K103, Class B, 3.573%, 12/25/51 (a)(b)	525,000	485,465
Series 2019-K736, Class C, 3.885%, 7/25/26 (a)(b)	400,000	386,943
Series 2019-K95, Class B, 4.054%, 8/25/52 (a)(b)	500,000	488,355
Series 2019-K95, Class C, 4.054%, 8/25/52 (a)(b)	307,000	293,325
Series 2019-K97 , Class C, 3.894%, 9/25/51 (a)(b)	204,000	193,821
Series 2020-K104, Class B, 3.660%, 2/25/52 (a)(b)	520,000	491,216
Series K99, Class B, 3.765%, 10/25/52 (a)(b)	565,000	545,031
GCAT 2021-CM2 Trust, Series CM2, Class A1, 2.352%, 8/25/66 (a)(b)	471,885	457,831
STACR Trust, Series 2018-HRP1, Class M2, 2.318%, (1 Month USD-LIBOR + 1.65%), 4/25/43 (a)(b)	26,075	26,050

		13,632,211

Commercial Mortgage-Backed Securities – 10.1%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a) BANK	800,000	757,524
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	147,000	145,258
Series 2019-BN18, Class XA, 1.041%, 5/15/62 (b)	2,132,477	108,021
Series 2019-BN24, Class XA, 0.761%, 11/15/62 (b)	5,528,142	229,192
Series 2020-BN28, Class XA, 1.898%, 3/15/63 (b)	1,927,648	217,483
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.388%, 3/15/62 (b)	2,329,094	143,073
Series 2020-B18, Class XA, 1.917%, 7/15/53 (b)	503,702	47,046
Series 2020-B22, Class XA, 1.633%, 1/15/54 (b)	884,630	89,587
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	72,013	71,286
Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	983,497
BX Commercial Mortgage Trust 2022-AHP, Series AHP, Class A, 1.499%, (1-month CME Term SOFR + 0.99%), 1/17/39 (a)(b)	1,465,000	1,444,969
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.871%, 11/10/31 (a)(b)	800,000	788,638
COMM Mortgage Trust

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
Series 2013-WWP, Class A2, 3.424%, 3/10/31 (a)	640,000	$643,864
Series 2013-WWP, Class B, 3.726%, 3/10/31 (a)	644,000	649,021
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	286,851
Series 2016-LC6, Class A4, 2.941%, 1/10/46	285,670	285,588
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	713,352
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	450,040
Series 2020-CX, Class C, 2.773%, 11/10/46 (a)(b)	100,000	85,976
Series 2020-CX, Class D, 2.773%, 11/10/46 (a)(b)	100,000	83,845
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	552,737
Series 2022-HC, Class A, 2.819%, 1/10/39 (a)	886,000	834,927
CPT Mortgage Trust, Series 2019-CPT, Class A, 2.865%, 11/13/39 (a)	240,000	220,756
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.829%, 9/15/53 (b)	642,296	53,441
DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (a)	1,030,000	942,384
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	798,641
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	800,000	760,443
Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	661,733
Series 2019-30HY, Class D, 3.558%, 7/10/39 (a)(b)	365,000	329,671
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class A, 4.128%, 7/5/31 (a)	555,000	556,359
Series 2021-NYAH, Class G, 3.194%, (1 Month USD-LIBOR + 2.64%), 6/15/38 (a)(b)	655,000	629,271
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	2,150,000	2,047,670
Life Mortgage Trust, Series 2021-BMR, Class D, 1.954%, (1 Month USD-LIBOR + 1.4%), 3/15/38 (a)(b)	117,956	113,707
MAD Mortgage Trust, Series 2017-330M, Class A, 3.294%, 8/15/34 (a)(b)	829,000	809,833
MKT Mortgage Trust, Series 2020-525M, Class A, 2.694%, 2/12/40 (a)	600,000	534,962
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (b)	300,000	302,257
Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	301,581
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	178,750
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 1.254%, (1 Month USD-LIBOR + 0.7%), 11/15/34 (a)(b)	531,000	528,533
Series 2017-CLS, Class F, 3.154%, (1 Month USD-LIBOR + 2.6%), 11/15/34 (a)(b)	650,000	637,826
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2/10/32 (a)	710,000	707,371
SLG Office Trust 2021-OVA
Series OVA, Class A, 2.585%, 7/15/41 (a)	1,013,000	904,904
Series OVA, Class C, 2.851%, 7/15/41 (a)	835,000	715,866
STWD 2021-LIH Mortgage Trust, Series LIH, Class E, 3.457%, (1 Month USD-LIBOR + 2.903%), 11/15/36 (a)(b)	955,000	931,912
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,487,160
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	337,738

		25,104,544

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation – 0.9%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	22,503	$22,109
2.500%, 11/1/27	62,526	61,434
3.000%, 1/1/27	80,368	79,869
3.000%, 7/1/42	23,542	22,750
3.000%, 5/1/45	230,232	221,011
3.018%, (12 Month USD-LIBOR + 1.627%), 10/1/43 (b)	36,658	37,080
3.500%, 12/1/32	115,822	115,624
3.500%, 6/1/48	425,433	416,860
4.000%, 2/1/37	42,715	43,688
4.000%, 8/1/39	25,619	26,063
4.000%, 10/1/39	48,485	49,162
4.000%, 10/1/39	46,850	47,427
4.000%, 11/1/39	23,013	23,335
4.000%, 10/1/40	71,483	72,823
4.000%, 11/1/40	64,637	65,537
4.000%, 11/1/40	11,092	11,278
4.000%, 11/1/40	8,484	8,602
4.000%, 12/1/40	29,327	29,689
4.000%, 6/1/41	6,214	6,207
4.500%, 4/1/35	62,760	65,572
4.500%, 9/1/35	91,995	96,125
4.500%, 7/1/36	60,185	62,887
4.500%, 6/1/39	111,876	116,929
4.500%, 9/1/40	15,997	16,636
4.500%, 2/1/41	33,589	35,016
5.000%, 8/1/33	11,532	12,301
5.000%, 10/1/33	5,599	5,859
5.000%, 4/1/35	13,379	14,195
5.000%, 7/1/35	88,400	93,733
5.000%, 7/1/35	14,851	15,764
5.000%, 1/1/37	55,971	59,289
5.000%, 7/1/40	34,733	36,874
5.000%, 4/1/41	31,950	34,099
5.500%, 12/1/36	55,644	59,304
5.500%, 8/1/40	79,175	84,366
6.000%, 8/1/36	9,109	10,083
6.000%, 7/1/39	51,394	56,893

		2,236,473

Federal National Mortgage Association – 28.5%
Federal National Mortgage Association
2.000%, 10/1/27	87,778	83,363

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
2.000%, 1/1/28	74,061	$70,327
2.000%, 2/1/52	4,947,616	4,383,161
2.000%, 3/1/52	4,881,421	4,329,046
2.078%, (12 Month USD-LIBOR + 1.58%), 5/1/44 (b)	13,449	13,735
2.500%, 6/1/24	67,227	65,338
2.500%, 11/1/31	57,452	56,396
2.500%, 12/1/31	15,293	15,011
2.500%, 12/1/43	110,070	101,281
2.500%, 4/1/45	123,017	113,414
2.500%, 12/1/51	3,076,220	2,818,428
3.000%, 8/1/46	31,421	30,039
3.000%, 10/1/46	570,918	547,416
3.000%, 11/1/46	664,935	637,425
3.000%, 12/1/46	253,848	242,817
3.000%, 1/1/52	2,886,294	2,735,422
3.000%, 2/1/52	5,227,215	4,953,996
3.500%, 12/1/31	5,861	5,846
3.500%, 1/1/32	96,746	96,500
3.500%, 1/1/32	57,459	57,311
3.500%, 10/1/32	77,087	76,890
3.500%, 6/1/46	401,042	394,891
3.500%, 1/1/48	268,420	261,850
4.000%, 11/1/30	10,276	10,325
4.000%, 10/1/33	64,449	65,550
4.000%, 12/1/36	19,544	19,972
4.000%, 8/1/39	24,835	25,158
4.000%, 10/1/39	16,205	16,416
4.000%, 12/1/39	22,386	22,677
4.000%, 1/1/40	203,980	206,639
4.000%, 3/1/40	24,081	24,357
4.000%, 8/1/40	48,590	49,222
4.000%, 8/1/40	8,860	8,975
4.000%, 10/1/40	118,270	120,388
4.000%, 10/1/40	16,145	16,356
4.000%, 11/1/40	17,063	17,285
4.000%, 11/1/40	13,210	13,382
4.000%, 12/1/40	41,447	42,430
4.000%, 2/1/41	38,711	39,218
4.500%, 8/1/35	18,713	19,529
4.500%, 8/1/36	10,414	10,780
4.500%, 8/1/38	44,641	46,561
4.500%, 3/1/39	60,828	63,508

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
4.500%, 9/1/39	19,926	$20,701
4.500%, 2/1/40	28,748	30,015
4.500%, 8/1/40	61,697	64,421
4.500%, 1/1/41	18,853	19,677
4.500%, 9/1/41	39,141	40,859
5.000%, 10/1/39	2,274	2,403
5.500%, 8/1/37	37,735	40,185
6.000%, 12/1/35	19,751	21,196
6.000%, 3/1/36	128,412	138,813
6.000%, 6/1/36	43,225	47,839
6.000%, 8/1/37	11,844	12,983
6.000%, 3/1/38	21,988	24,336
TBA 30 Yr, 2.000%, 5/12/52 (c)	5,025,000	4,438,488
TBA 30 Yr, 2.000%, 6/13/52 (c)	9,975,000	8,795,598
TBA 30 Yr, 2.500%, 5/12/52 (c)	13,900,000	12,695,695
TBA 30 Yr, 2.500%, 6/13/52 (c)	13,900,000	12,669,561
TBA 30 Yr, 3.000%, 5/12/52 (c)	1,800,000	1,699,383
TBA 30 Yr, 3.500%, 5/12/52 (c)	1,700,000	1,651,125
TBA 30 Yr, 4.000%, 5/12/52 (c)	5,800,000	5,774,965

		71,116,874

Government National Mortgage Association – 5.6%
Government National Mortgage Association
TBA 30 Yr, 2.500%, 5/19/52 (c)	3,500,000	3,253,906
TBA 30 Yr, 3.000%, 5/19/52 (c)	3,100,000	2,959,653
TBA 30 Yr, 3.500%, 5/19/52 (c)	5,300,000	5,193,172
TBA 30 Yr, 4.000%, 5/19/52 (c)	1,600,000	1,604,531
TBA 30 Yr, 4.500%, 5/19/52 (c)	900,000	917,854

		13,929,116

Total Mortgage Backed Securities (Cost $131,798,256)		126,019,218

Corporate Bonds and Notes – 29.5%
Communications – 3.7%
Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	199,062
AT&T, Inc.
2.750%, 6/1/31	1,285,000	1,135,141
3.550%, 9/15/55	572,000	444,890
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	436,213
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,340,285
Cox Communications, Inc.
3.150%, 8/15/24 (a)	57,000	56,451
3.850%, 2/1/25 (a)	10,000	10,008

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Communications (Continued)
eBay, Inc., 3.600%, 6/5/27	195,000	$192,432
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/1/29 (a)	250,000	222,174
MercadoLibre, Inc., 2.375%, 1/14/26	1,025,000	926,457
Millicom International Cellular SA, 4.500%, 4/27/31 (a)	950,000	824,125
Paramount Global
2.900%, 1/15/27	400,000	377,215
4.950%, 1/15/31	985,000	977,425
Verizon Communications, Inc.
2.355%, 3/15/32 (b)	1,000,000	841,787
3.400%, 3/22/41	1,250,000	1,055,153
Vodafone Group PLC
4.375%, 2/19/43	70,000	63,586
6.150%, 2/27/37	185,000	205,001

		9,307,405

Consumer, Cyclical – 1.7%
Home Depot, Inc. (The), 5.950%, 4/1/41	420,000	496,040
O’Reilly Automotive, Inc., 3.800%, 9/1/22	155,000	155,174
Starbucks Corp.
2.550%, 11/15/30	990,000	860,446
3.750%, 12/1/47	275,000	233,446
4.450%, 8/15/49	750,000	696,047
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	573,795
YMCA of Greater New York
2.303%, 8/1/26	765,000	722,626
Series 2020, 3.230%, 8/1/32	375,000	343,784

		4,081,358

Consumer, Non-cyclical – 8.4%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	286,518
3.829%, 8/15/28	1,115,000	1,109,600
Allina Health System, 4.805%, 11/15/45	291,000	302,962
Amgen, Inc.
3.200%, 11/2/27	525,000	505,166
3.350%, 2/22/32	150,000	138,598
Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,253,007
Biogen, Inc., 3.250%, 2/15/51 (a)	448,000	321,518
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	143,180
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	712,468
CommonSpirit Health senior secured note
2.782%, 10/1/30	185,000	164,027
3.347%, 10/1/29	600,000	560,138

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical (Continued)
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	$771,091
Dignity Health
4.500%, 11/1/42	408,000	394,045
5.267%, 11/1/64	250,000	257,472
ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	503,886
Hologic, Inc., 3.250%, 2/15/29 (a)	695,000	620,079
Howard University
Series 2020, 1.991%, 10/1/25	120,000	110,863
Series 2020, 2.657%, 10/1/26	100,000	93,263
Series 2020, 3.476%, 10/1/41	1,850,000	1,546,959
Series 22A, 5.209%, 10/1/52	470,000	431,028
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,189,074
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	180,125
McCormick & Co, Inc., 2.500%, 4/15/30	700,000	621,028
Mount Sinai Hospitals Group, Inc., 3.831%, 7/1/35	1,400,000	1,319,396
Northeastern University, 5.285%, 3/1/32	100,000	106,292
Ochsner Clinic Foundation, 5.897%, 5/15/45	400,000	469,734
Ochsner LSU Health System of North Louisiana, 2.510%, 5/15/31	1,250,000	1,022,987
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	926,142
Royalty Pharma PLC
2.150%, 9/2/31	350,000	282,189
3.300%, 9/2/40	1,250,000	979,295
Stanford Health Care, 3.310%, 8/15/30	595,000	574,097
StoneCo, Ltd., 3.950%, 6/16/28	1,200,000	988,476
Thermo Fisher Scientific, Inc., 2.375%, 4/15/32	305,000	321,806
Thomas Jefferson University , 3.847%, 11/1/57	2,100,000	1,775,984

		20,982,493

Energy – 0.7%
Greenko Dutch BV, 3.850%, 3/29/26 (a)	882,700	805,817
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (a)	925,000	914,126

		1,719,943

Financial – 9.8%
AIA Group, Ltd., 4.500%, 3/16/46 (a)	325,000	316,495
Air Lease Corp., 3.625%, 12/1/27	500,000	472,093
American International Group, Inc., 3.900%, 4/1/26	380,000	378,725
American Tower Corp.
3.375%, 5/15/24	235,000	234,600
5.000%, 2/15/24	362,000	371,508
AXA SA, 8.600%, 12/15/30	400,000	504,034

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
Bank of America Corp.
Series MTN, 2.456%, (3 Month USD-LIBOR + 0.87%), 10/22/25 (b)	545,000	$525,494
Series MTN, 4.083%, (3 Month USD-LIBOR + 3.15%), 3/20/51 (b)	500,000	452,569
7.750%, 5/14/38	700,000	901,264
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	568,527
BNP Paribas SA, 3.800%, 1/10/24 (a)	245,000	245,177
Boston Properties L.P., 3.650%, 2/1/26	430,000	425,352
BPCE SA
3.000%, 5/22/22 (a)	250,000	250,185
4.875%, 4/1/26 (a)	500,000	501,943
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	495,437
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,569,904
Citigroup, Inc.
1.678%, (SOFR + 1.667), 5/15/24 (b)	1,000,000	985,706
2.561%, (SOFR + 1.167), 5/1/32 (b)	500,000	423,192
3.352%, (3 Month USD-LIBOR + 0.8966%), 4/24/25 (b)	475,000	468,032
4.412%, (SOFR + 3.914), 3/31/31 (b)	750,000	734,216
Cooperatieve Rabobank UA, 3.875%, 9/26/23 (a)	250,000	252,479
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	988,008
Crown Castle International Corp., 3.700%, 6/15/26	300,000	294,983
Discover Financial Services, 3.750%, 3/4/25	325,000	325,425
Fifth Third Bancorp, 8.250%, 3/1/38	425,000	588,516
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	757,894
Kreditanstalt fuer Wiederaufbau, 0.000%, 6/29/37	6,000,000	3,711,615
KWG Group Holdings, Ltd., 6.000%, 8/14/26	475,000	167,556
Marsh & McLennan Cos., Inc., 3.300%, 3/14/23	100,000	100,527
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200), 10/20/32 (b)	1,000,000	842,759
Series GMTN, 2.699%, (SOFR + 1.143), 1/22/31 (b)	640,000	563,835
3.950%, 4/23/27	210,000	206,296
Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	161,144
Prologis L.P., 3.250%, 10/1/26	165,000	162,471
Regency Centers L.P., 3.750%, 6/15/24	300,000	300,756
Reinsurance Group of America, Inc.
3.950%, 9/15/26	250,000	249,300
Series MTN, 4.700%, 9/15/23	164,000	166,856
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	614,334
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,372,856
U.S. Bancorp, Series MTN, 3.600%, 9/11/24	493,000	495,771
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	779,195
Ventas Realty L.P., 3.500%, 2/1/25	500,000	495,751

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
Yuzhou Group Holdings Co., Ltd., 6.350%, 1/13/27	255,000	$35,700

		24,458,480

Government – 1.0%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,510,721

		2,510,721

Industrial – 0.7%
Klabin Austria GmbH, 5.750%, 4/3/29 (a)	905,000	889,927
Nature Conservancy (The), Series A, 1.154%, 7/1/27	430,000	378,185
WRKCo, Inc., 3.000%, 9/15/24	375,000	371,202

		1,639,314

Technology – 1.1%
Apple, Inc., 2.650%, 5/11/50	300,000	230,102
Black Knight InfoServ LLC, 3.625%, 9/1/28 (a)	200,000	185,745
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	674,753
4.150%, 11/15/30	1,200,000	1,139,340
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.750%, 3/1/25 (a)	395,000	394,512

		2,624,452

Utilities – 2.4%
Aegea Finance S.a.r.l., 5.750%, 10/10/24 (a)	970,000	995,501
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	482,454
EDP Finance B.V., 1.710%, 1/24/28 (a)	1,300,000	1,124,597
Instituto Costarricense de Electricidad, 6.750%, 10/7/31 (a)	700,000	700,493
Interchile SA, 4.500%, 6/30/56 (a)	1,315,000	1,154,103
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.500%, 8/15/28 (a)	250,000	234,079
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25	1,380,000	1,331,801

		6,023,028

Total Corporate Bonds and Notes (Cost $81,484,687)		73,347,194

U.S. Government Agency Obligations – 14.3%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,755,037
2.780%, 11/2/37	1,800,000	1,617,575
3.430%, 4/6/45	1,000,000	908,481
3.660%, 3/7/44	974,000	928,509
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,713,570
2.375%, 3/14/25	2,710,000	2,673,155
3.250%, 11/16/28	5,000,000	5,065,881
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	5,600,000	5,397,303

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	$4,453,015
0.875%, 8/5/30	8,000,000	6,685,071
5.625%, 7/15/37	2,000,000	2,495,014

Total U.S. Government Agency Obligations (Cost $39,321,690)		35,692,611

Municipal Bonds – 7.9%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 6.270%, 2/15/50	470,000	560,889
Chicago Transit Authority Sales Tax Receipts Fund, 3.912%, 12/1/40	260,000	244,733
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	941,752
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	484,848
County of Riverside, CA
2.963%, 2/15/27	670,000	645,378
3.070%, 2/15/28	670,000	641,357
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	384,580
4.125%, 7/1/27	500,000	500,560
Florida Development Finance Corp., 4.009%, 4/1/40	925,000	840,143
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	839,138
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	169,962
5.000%, 7/1/25	135,000	140,225
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 3.968%, 7/1/27	205,000	206,447
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	105,560
Massachusetts Educational Financing Authority
1.921%, 7/1/27	615,000	557,906
2.305%, 7/1/29	1,000,000	891,812
2.306%, 7/1/25	200,000	191,391
3.911%, 7/1/25	125,000	125,544
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University), 3.235%, 7/1/52	800,000	669,911
Metropolitan Transportation Authority, 5.175%, 11/15/49	855,000	921,191
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	891,053
New York Transportation Development Corp., 4.248%, 9/1/35	555,000	550,962
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	458,501
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000	131,775
5.450%, 8/15/28	770,000	787,042
Oklahoma State University, 3.427%, 9/1/36	100,000	91,990
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000	879,365

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*		Value
Municipal Bonds (Continued)
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (a)	505,000		$504,240
Philadelphia, PA, Water and Wastewater Revenue, 4.189%, 10/1/37	665,000		650,988
Redevelopment Authority of the City of Philadelphia
2.239%, 9/1/29	145,000		129,786
2.339%, 9/1/30	1,000,000		889,273
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000		681,401
Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL) (b)	340,000		345,630
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	145,000		148,874
Shelby County, Health, Educational and Housing Facilities Board, (Trezevant Manor Project), 4.000%, 9/1/22	250,000		248,902
Southern Ohio Port Authority, 6.500%, 12/1/30	470,000		448,026
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000		350,659
Sustainable Energy Utility, Inc., 2.344%, 9/15/29	900,000		823,124
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000		88,523
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	100,000		99,555
Wisconsin Health & Educational Facilities Authority
3.940%, 8/15/41	335,000		304,587
4.190%, 8/15/55	190,000		169,612

Total Municipal Bonds (Cost $21,182,035)			19,737,195

Senior Floating Rate Interests – 2.1%
Communication Services – 0.3%
Charter Communications Operating, LLC 2019 Term Loan B2, 2.520%, (1 mo. USD LIBOR + 1.750%), 2/1/27 (b)	283,071		279,992
Go Daddy Operating Company, LLC 2021 Term Loan B4, 2.764%, (1 mo. USD LIBOR + 2.000%), 8/10/27 (b)	304,575		301,957
Xplornet Communications, Inc. 2021 Term Loan, 4.764%, (1 mo. USD LIBOR + 4.000%), 10/2/28 (b)	268,650		264,201

			846,150

Consumer Discretionary – 0.2%
Adient US LLC 2021 Term Loan B, 4.014%, (1 mo. USD LIBOR + 3.250%), 4/10/28 (b)	524		522
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 2.764%, (1 mo. USD LIBOR + 2.000%), 1/15/27 (b)	387,500		382,788
Crocs, Inc. Term Loan B, 4.449%, (3 mo. USD SOFR CME + 3.500%), 2/17/29 (b)	200,000		195,792

			579,102

Consumer Staples – 0.6%
Biogroup-LCD 2021 EUR Term Loan B, 3.000%, (6 mo. EUR Euribor + 3.000%), 2/9/28 (b)	465,000	EUR	473,894
Boels Topholding BV 2021 EUR Term Loan B, 3.250%, (3 mo. EUR Euribor + 3.250%), 2/6/27 (b)	400,000	EUR	411,883
Insulet Corporation Term Loan B, 4.014%, (1 mo. USD LIBOR + 3.250%), 5/4/28 (b)	263,012		263,341

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*		Value
Consumer Staples (Continued)
Verisure Holding AB 2021 EUR Term Loan, 3.250%, (6 mo. EUR EURIBOR + 3.250%), 3/27/28 (b)	300,000	EUR	$306,990

			1,456,108

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 3.764%, (1 mo. USD LIBOR + 3.000%), 6/15/25 (b)	173,250		171,319
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 5.000%, (6 mo. USD LIBOR + 3.500%), 5/30/25 (b)	383,620		380,023
USI, Inc. 2017 Repriced Term Loan, 4.006%, (3 mo. USD LIBOR + 3.000%), 5/16/24 (b)	167,125		165,851

			717,193

Industrials – 0.1%
Zephyr German BidCo GmbH EUR Term Loan B1, 3.400%, (3 mo. EUR Euribor + 3.400%), 3/10/28 (b)	100,000	EUR	103,517

			103,517

Information Technology – 0.6%
Athenahealth, Inc. 2022 Term Loan B, 4.009%, (1 mo. USD SOFRTE + 3.500%), 2/15/29 (b)	342,029		338,865
Athenahealth, Inc. 2022 Delayed Draw Term Loan , 1.750%, 2/15/29 (d)	57,971		57,435
DCert Buyer, Inc. 2019 Term Loan B, 4.764%, (1 mo. USD LIBOR + 4.000%), 10/16/26 (b)	386,876		385,829
Finastra USA, Inc. USD 1st Lien Term Loan, 4.739%, (3 mo. USD LIBOR + 3.500%), 6/13/24 (b)	249,163		242,523
SS&C European Holdings S.A.R.L. 2018 Term Loan B4, 2.514%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (b)	37,222		36,736
SS&C Technologies Inc. 2018 Term Loan B3, 2.514%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (b)	45,852		45,254
Zelis Healthcare Corporation 2021 Term Loan, 3.955%, (1 mo. USD LIBOR + 3.500%), 9/30/26 (b)	466,705		464,489

			1,571,131

Materials – 0.0%
Diamond (BC) B.V. 2021 Term Loan B, 3.514%, (1 mo. USD LIBOR + 2.750%), 9/29/28 (b)	1,247		1,207

			1,207

Total Senior Floating Rate Interests (Cost $5,543,464)			5,274,408

Foreign Government & Agency Securities – 1.9%
City of Ottawa Ontario, 2.500%, 5/11/51	1,240,000	CAD	728,440
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	686,811
City of Vancouver, 2.300%, 11/5/31	1,750,000	CAD	1,226,722
Hong Kong Government International Bond, 2.500%, 5/28/24 (a)	750,000		744,793
Republic of Chile, 3.500%, 1/31/34	1,465,000		1,332,403

Total Foreign Government & Agency Securities (Cost $5,324,732)			4,719,169

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Asset Backed Securities – 1.2%
Corevest American Finance Trust Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	$84,470
Lendbuzz Securitization Trust
Series 2021-1A, 1.460%, 6/15/26 (a)	482,844	473,052
Series 2022-1A, 4.220%, 5/17/27 (a)	1,290,000	1,286,025
Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (a)	149,762	134,218
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (a)(e)	500,000	502,426
Tricolor Auto Securitization Trust
Series 2021-1A, 0.740%, 4/15/24 (a)	124,741	124,312
Series 2022-1A, 3.300%, 2/18/25 (a)	350,000	349,988

Total Asset Backed Securities (Cost $2,996,032)		2,954,491

Convertible Bonds – 0.5%
Consumer Discretionary – 0.2%
Etsy, Inc.
0.125%, 10/1/26	110,000	145,145
0.125%, 9/1/27	50,000	43,550
NIO, Inc., 0.500%, 2/1/27	325,000	255,116

		443,811

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000	215,378
Insulet Corp., 0.375%, 9/1/26	195,000	240,825

		456,203

Technology – 0.1%
Square, Inc., 0.125%, 3/1/25	215,000	240,666

		240,666

Total Convertible Bonds (Cost $1,472,548)		1,140,680

Certificates of Deposit – 0.2%
Self-Help Federal Credit Union, 2.500%, 6/27/22	400,000	401,247

Total Certificates of Deposit (Cost $400,000)		401,247

Preferred Stocks – 0.2%
Health Care – 0.2%
Becton Dickinson and Co., Series B, 6.000%, 6/1/23	5,000	255,550
Danaher Corp., 5.000%, 4/15/23	170	234,532

		490,082

Total Preferred Stocks (Cost $548,610)		490,082

Total Long Term Investments (Cost $290,072,054)		269,776,295

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Security	Principal Amount*	Value
Short Term Investments – 12.1%
U.S. Government Agency Obligations – 12.1%
Federal Farm Credit Discount Notes, 0.000%, 6/23/22	12,000,000	$11,987,743
Federal Home Loan Bank Discount Notes
0.000%, 5/4/22	6,060,000	6,059,842
0.000%, 6/17/22	12,000,000	11,989,157

Total Short Term Investments (Cost $30,055,646)		30,036,742

Total Investments–120.5% (Cost $320,127,700)		299,813,037
Less Unfunded Loan Commitments —(0.0)%(f)		(57,435)

Net Investments—120.5% (Cost $320,069,729)		299,755,602
Other Liabilities, less assets – (20.5)%		(50,858,208)

Net Assets – 100.0%		$248,897,394

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities was $52,357,252, representing 21.0% of net assets.

(b)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(d)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2022, the total value of unfunded loan commitments is $73,913.

(e)	Step coupon bond.
(f)	Amount is less than 0.05%.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

NATL — National Public Finance Guarantee Corporation

EUR – Euro

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

At April 30, 2022, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)
United States Dollar	Canadian Dollar	Toronto Dominion Bank	6/15/22	3,967,000	$3,103,638	$3,725
United States Dollar	Euro Currency	Barclays Bank PLC	5/31/22	2,230,000	2,355,307	27,250
United States Dollar	Euro Currency	Deutsche Bank AG	6/15/22	465,000	491,519	29,570
Canadian Dollar	United States Dollar	Bank Of Montreal	6/15/22	(360,000)	281,651	(5,633)

						$54,912

At April 30, 2022, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bund (Short)	44	$(4,400,000)	$(7,129,312)	6/8/22	$421,575
10-Year Canadian Government Bond (Short)	15	$(1,500,000)	$(1,483,040)	6/21/22	$115,683

					$537,258

At April 30, 2022, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay Fixed rate annually 1.167% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/28	$22,395,000	$1,945,421	$9,558	$1,935,863
Pay Fixed rate annually 1.470% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/16/31	3,015,000	298,498	(45,545)	344,043
Receive Fixed rate annually 0.821% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/16/26	9,835,000	(741,149)	(57,135)	(684,014)
Receive Fixed rate annually 1.220% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	3/16/29	8,400,000	(782,974)	(507,715)	(275,259)
Receive Fixed rate annually 1.060% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	3/16/25	3,000,000	(142,542)	(2,114)	(140,428)
Pay Fixed rate annually 2.250% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/15/32	2,910,000	119,320	81,684	37,636
Pay Fixed rate annually 2.660% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/15/32	16,540,000	85,424	(4,327)	89,751

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive Fixed rate annually 2.030% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/52	1,980,000	(179,605)	(6,761)	(172,844)
Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/42	2,090,000	(8,064)	(4,284)	(3,780)
Receive Fixed rate annually 2.470% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/52	4,185,000	3,475	(2,752)	6,227
Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/24	14,090,000	(60,030)	(4,943)	(55,087)

					$(544,334)	$1,082,108

At April 30, 2022, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection (c):
CDX-NAHY Series 38, Version 1, 5 Year Index, Fixed Rate 5.000% (d)	Morgan Stanley/ICE	6/20/27	$2,380,000	$34,731	$65,953	$(31,222)

					$65,953	$(31,222)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c)

If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d)	Ratings of Moody’s/S&P - B1/B+

Abbreviations

LCH — London Clearing House

ICE — Intercontinental Exchange

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

At least annually, Domini Impact Investments LLC (Domini) reviews and performs due diligence with respect to the pricing methodologies employed by any independent pricing service approved by the Fund’s Board of Trustees and utilized on behalf of the Funds. As part of this due diligence, Do-mini reviews each pricing service provider’s policies, procedures, and quality controls. Domini also tests certain valuations provided by the Fund’s pricing services with those received from other vendors, if available, and performs back testing, as applicable. Domini provides an annual due diligence report to the Fund’s Board of Trustees including its determination of whether the pricing methodology employed by such pricing service requires adjustments.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long Term Investments in Securities:
Mortgage Backed Securities	$—	$126,019,218	$—	$126,019,218
Corporate Bonds and Notes	—	73,347,194	—	73,347,194
U.S. Government Agency Obligations	—	35,692,611	—	35,692,611
Municipal Bonds	—	19,737,195	—	19,737,195
Senior Floating Rate Interests	—	5,274,408	—	5,274,408
Foreign Government & Agency Securities	—	4,719,169	—	4,719,169
Asset Backed Securities	—	2,954,491	—	2,954,491
Convertible Bonds	—	1,140,680	—	1,140,680
Preferred Stocks	490,082	—	—	490,082
Certificates of Deposit	—	401,247	—	401,247

Total Long Term Investments	$490,082	$269,286,213	$—	$269,776,295

Short Term Investments in Securities:
U.S. Government Agency Obligations	—	30,036,742	—	30,036,742

Total Short Term Investments	$—	$30,036,742	$—	$30,036,742

Total Investment in Securities	$490,082	$299,322,955	$—	$299,813,037

Other Financial Instruments:
Forward Currency Contracts	—	60,545	—	60,545
Futures	537,258	—	—	537,258
Interest Rate Swap—CCP-	—	2,413,520	—	2,413,520

Total Other Financial Instruments	$537,258	$2,474,065	$—	$3,011,323

Liabilities:
Other Financial Instruments:
Forward Currency Contracts	—	(5,633)	—	(5,633)
Credit Default Swap—CCP	—	(31,222)	—	(31,222)
Interest Rate Swap—CCP	—	(1,331,412)	—	(1,331,412)
Unfunded Loans	—	(16,478)	—	(16,478)

Total Other Financial Instruments	$—	$(1,384,745)	$—	$(1,384,745)

30